TIAA Separate Account VA-1 - Stock Index Account

		TIAA SEPARATE ACCOUNT VA-1
		STOCK INDEX ACCOUNT
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 2.5%
2,741	*	Adient plc	$112
3,248	*	American Axle & Manufacturing Holdings, Inc	25
7,734	*	Aptiv plc	926
801	*,e	Arcimoto, Inc	5
7,491		BorgWarner, Inc	291
2,224	*,e	Canoo, Inc	12
444	*	Cooper-Standard Holding, Inc	4
4,034		Dana Inc	71
653	*	Dorman Products, Inc	62
4,705	*,e	Fisker, Inc	61
112,791		Ford Motor Co	1,907
1,312	*	Fox Factory Holding Corp	128
39,919	*	General Motors Co	1,746
7,649		Gentex Corp	223
1,199	*	Gentherm, Inc	88
6,756	*	Goodyear Tire & Rubber Co	97
4,645		Harley-Davidson, Inc	183
851		LCI Industries, Inc	88
1,758		Lear Corp	251
3,298	*	Lordstown Motors Corp	11
1,945	*	Modine Manufacturing Co	17
670	*	Motorcar Parts of America, Inc	12
687		Patrick Industries, Inc	41
7,090	*	QuantumScape Corp	142
3,924	*	Rivian Automotive, Inc	197
843		Standard Motor Products, Inc	36
1,055	*	Stoneridge, Inc	22
1,943	*	Tenneco, Inc	36
24,048	*	Tesla, Inc	25,914
1,549		Thor Industries, Inc	122
759	*	Visteon Corp	83
1,048		Winnebago Industries, Inc	57
3,711	*,e	Workhorse Group, Inc	19
970	*	XL Fleet Corp	2
518	*	XPEL, Inc	27
		TOTAL AUTOMOBILES & COMPONENTS	33,018
BANKS - 4.1%
625		1st Source Corp	29
444		Allegiance Bancshares, Inc	20
667		Amerant Bancorp Inc	21
374		American National Bankshares, Inc	14
2,080		Ameris Bancorp	91
450		Arrow Financial Corp	15
4,158		Associated Banc-Corp	95
2,758		Atlantic Union Bankshares Corp	101
2,090	*	Axos Financial, Inc	97
1,598		Banc of California, Inc	31
170		Bancfirst Corp	14
178	e	Bank First Corp	13
206,388		Bank of America Corp	8,507
1,195		Bank of Hawaii Corp	100
468		Bank of Marin Bancorp	16
1,429		Bank of NT Butterfield & Son Ltd	51
3,528		Bank OZK	151
3,175		BankUnited	140
887		Banner Corp	52

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
622		Bar Harbor Bankshares	$18
1,245		Berkshire Hills Bancorp, Inc	36
1,053		BOK Financial Corp	99
231		Brookline Bancorp, Inc	4
313		Business First Bancshares, Inc	8
241		Byline Bancorp, Inc	6
5,850		Cadence BanCorp	171
135		Cambridge Bancorp	11
613		Camden National Corp	29
447		Capital City Bank Group, Inc	12
278		Capitol Federal Financial	3
314		Capstar Financial Holdings, Inc	7
550	*	Carter Bankshares, Inc	10
2,040		Cathay General Bancorp	91
654		CBTX, Inc	20
1,125		Central Pacific Financial Corp	31
57,892		Citigroup, Inc	3,091
533		Citizens & Northern Corp	13
13,262		Citizens Financial Group, Inc	601
194		City Holding Co	15
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	13
2,723		Columbia Banking System, Inc	88
1,738	*	Columbia Financial, Inc	37
3,928		Comerica, Inc	355
2,961		Commerce Bancshares, Inc	212
1,397		Community Bank System, Inc	98
651		Community Trust Bancorp, Inc	27
1,146		ConnectOne Bancorp, Inc	37
1,466	*	CrossFirst Bankshares, Inc	23
1,650		Cullen/Frost Bankers, Inc	228
513	*	Customers Bancorp, Inc	27
4,043		CVB Financial Corp	94
422		Dime Community Bancshares, Inc	15
1,035		Eagle Bancorp, Inc	59
4,040		East West Bancorp, Inc	319
4,805		Eastern Bankshares, Inc	103
314		Enterprise Bancorp, Inc	13
828		Enterprise Financial Services Corp	39
402		Equity Bancshares, Inc	13
2,494		Essent Group Ltd	103
1,013		Farmers National Banc Corp	17
621		FB Financial Corp	28
120		Federal Agricultural Mortgage Corp	13
19,920		Fifth Third Bancorp	857
527		Financial Institutions, Inc	16
1,088		First Bancorp	45
6,201		First Bancorp	81
498		First Bancorp, Inc	15
322		First Bancshares, Inc	11
603		First Bank	9
1,476		First Busey Corp	37
366		First Citizens Bancshares, Inc (Class A)	244
3,678		First Commonwealth Financial Corp	56
680		First Community Bancshares, Inc	19
2,544		First Financial Bancorp	59
4,390		First Financial Bankshares, Inc	194
384		First Financial Corp	17
1,098		First Foundation, Inc	27
4,467		First Hawaiian, Inc	125
16,079		First Horizon National Corp	378
228		First Internet Bancorp	10
2,090		First Interstate Bancsystem, Inc	77
1,580		First Merchants Corp	66

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
380		First Mid-Illinois Bancshares, Inc	$15
862		First of Long Island Corp	17
5,189		First Republic Bank	841
1,199		Flagstar Bancorp, Inc	51
1,083		Flushing Financial Corp	24
6,589		FNB Corp	82
2,273		Fulton Financial Corp	38
903		German American Bancorp, Inc	34
3,414		Glacier Bancorp, Inc	172
412		Great Southern Bancorp, Inc	24
302		Guaranty Bancshares, Inc	11
2,028		Hancock Whitney Corp	106
1,297		Hanmi Financial Corp	32
728		HarborOne Northeast Bancorp, Inc	10
953		Heartland Financial USA, Inc	46
1,355		Heritage Commerce Corp	15
1,150		Heritage Financial Corp	29
2,221		Hilltop Holdings, Inc	65
57		Hingham Institution for Savings	20
238		Home Bancorp, Inc	10
4,557		Home Bancshares, Inc	103
698		HomeStreet, Inc	33
667		HomeTrust Bancshares, Inc	20
2,725		Hope Bancorp, Inc	44
1,209		Horizon Bancorp	23
44,137		Huntington Bancshares, Inc	645
863		Independent Bank Corp	19
1,315		Independent Bank Corp	107
1,089		Independent Bank Group, Inc	77
1,089		International Bancshares Corp	46
4,385		Investors Bancorp, Inc	65
84,880		JPMorgan Chase & Co	11,571
1,623		Kearny Financial Corp	21
27,852		Keycorp	623
1,629		Lakeland Bancorp, Inc	27
499		Lakeland Financial Corp	36
833		Live Oak Bancshares, Inc	42
4,010		M&T Bank Corp	680
1,072		Macatawa Bank Corp	10
640		Mercantile Bank Corp	23
859		Merchants Bancorp	23
1,035		Meta Financial Group, Inc	57
229	*	Metropolitan Bank Holding Corp	23
9,342		MGIC Investment Corp	127
582		Midland States Bancorp, Inc	17
406		MidWestOne Financial Group, Inc	13
1,009	*	Mr Cooper Group, Inc	46
180		MVB Financial Corp	7
984		National Bank Holdings Corp	40
521		NBT Bancorp, Inc	19
10,848		New York Community Bancorp, Inc	116
301	*	Nicolet Bankshares, Inc	28
2,265	*	NMI Holdings, Inc	47
1,643		Northfield Bancorp, Inc	24
280		Northrim BanCorp, Inc	12
2,083		Northwest Bancshares, Inc	28
1,583		OceanFirst Financial Corp	32
214	*	Ocwen Financial Corp	5
1,902		OFG Bancorp	51
5,465		Old National Bancorp	89
1,237		Old Second Bancorp, Inc	18
568		Origin Bancorp, Inc	24
297		Orrstown Financial Services, Inc	7
2,232		Pacific Premier Bancorp, Inc	79

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
3,679		PacWest Bancorp	$159
529		Park National Corp	69
696		PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	22
750		PennyMac Financial Services, Inc	40
868		Peoples Bancorp, Inc	27
333		Peoples Financial Services Corp	17
12,816		People's United Financial, Inc	256
2,403		Pinnacle Financial Partners, Inc	221
12,248		PNC Financial Services Group, Inc	2,259
2,126		Popular, Inc	174
510		Preferred Bank	38
52		Premier Financial Corp	2
454		Primis Financial Corp	6
2,597		Prosperity Bancshares, Inc	180
339		Provident Bancorp Inc	5
1,243		Provident Financial Services, Inc	29
472		QCR Holdings, Inc	27
4,226		Radian Group, Inc	94
475		RBB Bancorp	11
28,951		Regions Financial Corp	644
1,629		Renasant Corp	54
364		Republic Bancorp, Inc (Class A)	16
1,873	*	Republic First Bancorp, Inc	10
3,914	e	Rocket Cos, Inc	43
166		S&T Bancorp, Inc	5
1,200		Sandy Spring Bancorp, Inc	54
1,542		Seacoast Banking Corp of Florida	54
1,315		ServisFirst Bancshares, Inc	125
370		Sierra Bancorp	9
1,749		Signature Bank	513
683	*	Silvergate Capital Corp	103
2,996		Simmons First National Corp (Class A)	79
275		SmartFinancial, Inc	7
2,547		South State Corp	208
228	*	Southern First Bancshares, Inc	12
231		Southern Missouri Bancorp, Inc	12
1,068		Southside Bancshares, Inc	44
922		Stock Yards Bancorp, Inc	49
394		Summit Financial Group, Inc	10
1,617	*	SVB Financial Group	905
4,436		Synovus Financial Corp	217
1,428	*	Texas Capital Bancshares, Inc	82
1,044		TFS Financial Corp	17
1,514	*	The Bancorp, Inc	43
131		Tompkins Financial Corp	10
1,266		Towne Bank	38
240		Trico Bancshares	10
943	*	Tristate Capital Holdings, Inc	31
657	*	Triumph Bancorp, Inc	62
39,122		Truist Financial Corp	2,218
671		TrustCo Bank Corp NY	21
2,619		Trustmark Corp	80
1,468		UMB Financial Corp	143
6,954		Umpqua Holdings Corp	131
3,198		United Bankshares, Inc	112
2,960		United Community Banks, Inc	103
1,012		Univest Financial Corp	27
39,382		US Bancorp	2,093
706	e	UWM Holdings Corp	3
9,879		Valley National Bancorp	129
1,101		Veritex Holdings, Inc	42
653		Walker & Dunlop, Inc	84
1,239		Washington Federal, Inc	41

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
581		Washington Trust Bancorp, Inc	$30
1,032		Waterstone Financial, Inc	20
5,310		Webster Financial Corp	298
112,645		Wells Fargo & Co	5,459
1,747		WesBanco, Inc	60
597		West Bancorporation, Inc	16
1,024		Westamerica Bancorporation	62
3,061		Western Alliance Bancorp	253
1,926		Wintrust Financial Corp	179
2,294		WSFS Financial Corp	107
4,886		Zions Bancorporation	320
		TOTAL BANKS	54,082
CAPITAL GOODS - 5.8%
16,852		3M Co	2,509
3,495		A.O. Smith Corp	223
1,275		Aaon, Inc	71
981	*	AAR Corp	48
869		Acuity Brands, Inc	165
1,712		Advanced Drainage Systems, Inc	203
3,710		Aecom Technology Corp	285
2,167	*	Aerojet Rocketdyne Holdings, Inc	85
721	*	Aerovironment, Inc	68
1,773		AGCO Corp	259
13,421	*,e	AgEagle Aerial Systems, Inc	16
3,064		Air Lease Corp	137
374		Alamo Group, Inc	54
1,111		Albany International Corp (Class A)	94
2,509		Allegion plc	275
307		Allied Motion Technologies, Inc	9
2,241		Allison Transmission Holdings, Inc	88
2,097		Altra Industrial Motion Corp	82
909	*	Ameresco, Inc	72
706	*	American Superconductor Corp	5
568	*	American Woodmark Corp	28
6,437		Ametek, Inc	857
5,093	*	API Group Corp	107
449		Apogee Enterprises, Inc	21
1,410		Applied Industrial Technologies, Inc	145
1,220		Arcosa, Inc	70
555		Argan, Inc	23
1,331		Armstrong World Industries, Inc	120
3,616	*	Array Technologies, Inc	41
823		Astec Industries, Inc	35
810	*	Astronics Corp	10
1,320	*	Atkore International Group, Inc	130
1,836	*	Axon Enterprise, Inc	253
2,980	*	AZEK Co, Inc	74
922		AZZ, Inc	44
1,516	*	Babcock & Wilcox Enterprises, Inc	12
1,344		Barnes Group, Inc	54
1,298	*	Beacon Roofing Supply, Inc	77
247	*,e	Beam Global	5
1,095	*,e	Blink Charging Co	29
4,152	*	Bloom Energy Corp	100
278	*	Blue Bird Corp	5
224	*	BlueLinx Holdings, Inc	16
15,534	*	Boeing Co	2,975
1,276		Boise Cascade Co	89
5,596	*	Builders FirstSource, Inc	361
2,196		BWX Technologies, Inc	118
276	*	Byrna Technologies, Inc	2
883		Caesarstone Sdot-Yam Ltd	9
1,555		Carlisle Cos, Inc	382

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
25,500		Carrier Global Corp	$1,170
15,584		Caterpillar, Inc	3,472
6,313	*,e	ChargePoint Holdings, Inc	126
1,052	*	Chart Industries, Inc	181
647	*	CIRCOR International, Inc	17
3,463	*	Colfax Corp	138
840		Columbus McKinnon Corp	36
929		Comfort Systems USA, Inc	83
723	*	Commercial Vehicle Group, Inc	6
714	*	Construction Partners Inc	19
563	*	Core & Main, Inc	14
1,570	*	Cornerstone Building Brands, Inc	38
1,416		Crane Co	153
302		CSW Industrials, Inc	36
4,163		Cummins, Inc	854
965		Curtiss-Wright Corp	145
1,008	*	Custom Truck One Source, Inc	8
8,024		Deere & Co	3,334
4,894	*,e	Desktop Metal, Inc	23
3,888		Donaldson Co, Inc	202
932		Douglas Dynamics, Inc	32
4,220		Dover Corp	662
485	*	Ducommun, Inc	25
567	*	DXP Enterprises, Inc	15
952	*	Dycom Industries, Inc	91
11,637		Eaton Corp	1,766
1,559		EMCOR Group, Inc	176
17,250		Emerson Electric Co	1,691
703		Encore Wire Corp	80
1,368	*	Energy Recovery, Inc	28
2,301		Enerpac Tool Group Corp	50
1,385		EnerSys	103
479		EnPro Industries, Inc	47
1,158	*,e	Eos Energy Enterprises, Inc	5
605		ESCO Technologies, Inc	42
137	*	EVI Industries, Inc	3
3,291	*	Evoqua Water Technologies Corp	155
16,053		Fastenal Co	954
2,079		Federal Signal Corp	70
3,453		Flowserve Corp	124
786	*	Fluence Energy, Inc	10
4,273	*	Fluor Corp	123
9,377		Fortive Corp	571
4,259		Fortune Brands Home & Security, Inc	316
1,207		Franklin Electric Co, Inc	100
12,516	*	FuelCell Energy, Inc	72
1,403	*	Gates Industrial Corp plc	21
693		GATX Corp	85
1,828	*	Generac Holdings, Inc	543
7,144		General Dynamics Corp	1,723
31,681		General Electric Co	2,899
1,066	*	Gibraltar Industries, Inc	46
461		Global Industrial Co	15
922	*	GMS, Inc	46
678		Gorman-Rupp Co	24
4,526		Graco, Inc	316
5,120		GrafTech International Ltd	49
639		Granite Construction, Inc	21
2,253	*	Great Lakes Dredge & Dock Corp	32
464		Greenbrier Cos, Inc	24
1,120		Griffon Corp	22
1,293		H&E Equipment Services, Inc	56
1,082		HEICO Corp	166
2,279		HEICO Corp (Class A)	289

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
922		Helios Technologies, Inc	$74
866		Herc Holdings, Inc	145
2,664		Hexcel Corp	158
1,992		Hillenbrand, Inc	88
19,934		Honeywell International, Inc	3,879
12,101		Howmet Aerospace, Inc	435
1,400		Hubbell, Inc	257
1,040		Huntington Ingalls	207
1,014	*	Hydrofarm Holdings Group, Inc	15
3,375	*,e	Hyliion Holdings Corp	15
404		Hyster-Yale Materials Handling, Inc	13
12,162	*,e	Ideanomics Inc	14
2,293		IDEX Corp	440
298	*	IES Holdings, Inc	12
9,083		Illinois Tool Works, Inc	1,902
574	*	Infrastructure and Energy Alternatives, Inc	7
10,828		Ingersoll Rand, Inc	545
716		Insteel Industries, Inc	26
2,617		ITT, Inc	197
2,384	*	JELD-WEN Holding, Inc	48
1,054		John Bean Technologies Corp	125
20,930		Johnson Controls International plc	1,372
242		Kadant, Inc	47
1,040		Kaman Corp	45
2,961		Kennametal, Inc	85
3,783	*	Kratos Defense & Security Solutions, Inc	77
5,731		L3Harris Technologies, Inc	1,424
246	*	Lawson Products, Inc	9
906		Lennox International, Inc	234
1,591		Lincoln Electric Holdings, Inc	219
408		Lindsay Corp	64
7,099		Lockheed Martin Corp	3,134
800		Luxfer Holdings plc	13
1,198	*	Manitowoc Co, Inc	18
7,133		Masco Corp	364
798	*	Masonite International Corp	71
1,650	*	Mastec, Inc	144
1,193	*	Matrix Service Co	10
2,076		Maxar Technologies, Inc	82
687		McGrath RentCorp	58
5,356		MDU Resources Group, Inc	143
1,200	*	Mercury Systems, Inc	77
1,646	*	Meritor, Inc	59
1,635	*	Middleby Corp	268
446		Miller Industries, Inc	13
863		Moog, Inc (Class A)	76
2,142	*	MRC Global, Inc	26
1,382		MSC Industrial Direct Co (Class A)	118
1,100		Mueller Industries, Inc	60
4,045		Mueller Water Products, Inc (Class A)	52
639	*	MYR Group, Inc	60
206		National Presto Industries, Inc	16
5,998	*,e	Nikola Corp	64
1,020	*	NN, Inc	3
1,723		Nordson Corp	391
4,298		Northrop Grumman Corp	1,922
371	*	Northwest Pipe Co	9
4,328	*	NOW, Inc	48
291	*	NV5 Global Inc	39
4,516		nVent Electric plc	157
117		Omega Flex, Inc	15
2,055		Oshkosh Corp	207
12,186		Otis Worldwide Corp	938
2,755		Owens Corning, Inc	252

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
9,836		PACCAR, Inc	$866
766		Park Aerospace Corp	10
3,695		Parker-Hannifin Corp	1,048
334		Park-Ohio Holdings Corp	5
502	*	Parsons Corp	19
4,695		Pentair plc	255
1,847	*	PGT Innovations, Inc	33
15,097	*,e	Plug Power, Inc	432
416		Powell Industries, Inc	8
96		Preformed Line Products Co	6
1,452		Primoris Services Corp	35
784	*	Proto Labs, Inc	41
1,340		Quanex Building Products Corp	28
4,219		Quanta Services, Inc	555
43,269		Raytheon Technologies Corp	4,287
823	*	RBC Bearings, Inc	160
1,884		Regal-Beloit Corp	280
4,524	*	Resideo Technologies, Inc	108
432		REV Group, Inc	6
3,398		Rockwell Automation, Inc	952
3,041	*,e	Romeo Power, Inc	5
3,020		Roper Technologies Inc	1,426
1,543		Rush Enterprises, Inc (Class A)	79
385		Rush Enterprises, Inc (Class B)	19
4,864	*	Sensata Technologies Holding plc	247
2,675	*	Shoals Technologies Group, Inc	46
1,169		Shyft Group, Inc	42
1,204		Simpson Manufacturing Co, Inc	131
1,315	*	SiteOne Landscape Supply, Inc	213
1,692		Snap-On, Inc	348
3,290		Spirit Aerosystems Holdings, Inc (Class A)	161
1,497	*	SPX Corp	74
964		SPX FLOW, Inc	83
472		Standex International Corp	47
4,769		Stanley Black & Decker, Inc	667
3,078	*	Stem, Inc	34
1,004	*	Sterling Construction Co, Inc	27
5,997	*	Sunrun, Inc	182
647		Tennant Co	51
1,919		Terex Corp	68
1,353		Textainer Group Holdings Ltd	52
6,243		Textron, Inc	464
1,276	*	Thermon Group Holdings	21
2,010		Timken Co	122
1,266	*	Titan International, Inc	19
784	*	Titan Machinery, Inc	22
2,967		Toro Co	254
927	*	TPI Composites, Inc	13
6,916		Trane Technologies plc	1,056
100	*	Transcat Inc	8
1,508	*	TransDigm Group, Inc	983
3,483	*	Trex Co, Inc	228
1,489		Trinity Industries, Inc	51
1,772		Triton International Ltd	124
1,451	*	Triumph Group, Inc	37
1,399	*	Tutor Perini Corp	15
1,736		UFP Industries, Inc	134
2,102	*	United Rentals, Inc	747
5,141	*	Univar Solutions Inc	165
582		Valmont Industries, Inc	139
455	*	Vectrus, Inc	16
419	*	Veritiv Corp	56
8,077		Vertiv Holdings Co	113
649	*	Vicor Corp	46

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,550	*	View, Inc	$3
5,189	*,e	Virgin Galactic Holdings, Inc	51
1,330		W.W. Grainger, Inc	686
1,790		Wabash National Corp	27
901		Watsco, Inc	274
645		Watts Water Technologies, Inc (Class A)	90
2,244	*	Welbilt, Inc	53
1,406	*	WESCO International, Inc	183
5,055		Westinghouse Air Brake Technologies Corp	486
67	*	Willis Lease Finance Corp	2
5,251	*	WillScot Mobile Mini Holdings Corp	205
1,753		Woodward Inc	219
5,446		Xylem, Inc	464
3,642		Zurn Water Solutions Corp	129
		TOTAL CAPITAL GOODS	76,609
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	100
2,247	*	Acacia Research (Acacia Technologies)	10
3,257		ACCO Brands Corp	26
4,141		ADT, Inc	31
1,481	*	ASGN Inc	173
274		Barrett Business Services, Inc	21
3,702		Booz Allen Hamilton Holding Co	325
1,283		Brady Corp (Class A)	59
511	*	BrightView Holdings, Inc	7
1,522		Brink's Co	103
739	*	CACI International, Inc (Class A)	223
1,375	*	Casella Waste Systems, Inc (Class A)	121
1,147	*	CBIZ, Inc	48
948	*	Ceco Environmental Corp	5
600	*	Cimpress plc	38
2,527		Cintas Corp	1,075
12,143	*	Clarivate Analytics plc	204
1,666	*	Clean Harbors, Inc	186
5,924	*	Copart, Inc	743
3,089	*	CoreCivic, Inc	35
11,441	*	CoStar Group, Inc	762
260		CRA International, Inc	22
1,062		Deluxe Corp	32
972	*	Driven Brands Holdings, Inc	26
4,177	*	Dun & Bradstreet Holdings, Inc	73
1,051		Ennis, Inc	19
3,487		Equifax, Inc	827
1,599		Exponent, Inc	173
972	*	First Advantage Corp	20
381	*	Forrester Research, Inc	21
419	*	Franklin Covey Co	19
1,004	*	FTI Consulting, Inc	158
3,108	*,e	Geo Group, Inc	21
2,590	*	Harsco Corp	32
2,398		Healthcare Services Group	45
711		Heidrick & Struggles International, Inc	28
555	*	Heritage-Crystal Clean, Inc	16
2,407		Herman Miller, Inc	83
1,526		HNI Corp	57
794	*	Huron Consulting Group, Inc	36
4,202	*	IAA, Inc	161
637		ICF International, Inc	60
975		Insperity, Inc	98
1,994		Interface, Inc	27
3,820		Jacobs Engineering Group, Inc	526
3,912	*	KAR Auction Services, Inc	71
4,426		KBR, Inc	242

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,192		Kelly Services, Inc (Class A)	$26
781		Kforce, Inc	58
1,392		Kimball International, Inc (Class B)	12
1,748		Korn/Ferry International	114
2,559	*	Legalzoom.com, Inc	36
3,966		Leidos Holdings, Inc	428
1,722		Manpower, Inc	162
924		Mantech International Corp (Class A)	80
1,217		Matthews International Corp (Class A)	39
757	*	Mistras Group, Inc	5
640	*	Montrose Environmental Group, Inc	34
877		MSA Safety, Inc	116
10,957		Nielsen NV	298
563		NL Industries, Inc	4
5,559		Pitney Bowes, Inc	29
6,267		Republic Services, Inc	830
1,107		Resources Connection, Inc	19
3,044		Robert Half International, Inc	348
6,990		Rollins, Inc	245
1,831		Science Applications International Corp	169
672	*	SP Plus Corp	21
3,128		Steelcase, Inc (Class A)	37
2,380	*	Stericycle, Inc	140
1,694		Tetra Tech, Inc	279
5,435		TransUnion	562
839	*	TriNet Group, Inc	83
1,226	*	TrueBlue, Inc	35
503		Unifirst Corp	93
3,454	*	Upwork, Inc	80
844	*	US Ecology, Inc	40
4,636		Verisk Analytics, Inc	995
679	*	Viad Corp	24
340		VSE Corp	16
12,126		Waste Management, Inc	1,922
279	*	Willdan Group, Inc	9
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,576
CONSUMER DURABLES & APPAREL - 1.2%
821		Acushnet Holdings Corp	33
559	*	American Outdoor Brands, Inc	7
1,837	*,e	AMMO, Inc	9
1,140	*	Beazer Homes USA, Inc	17
2,321		Brunswick Corp	188
3,303	*	Callaway Golf Co	77
4,325	*	Capri Holdings Ltd	222
1,022		Carter's, Inc	94
237	*	Cavco Industries, Inc	57
707		Century Communities, Inc	38
729		Clarus Corp	17
905		Columbia Sportswear Co	82
1,521	*	Crocs, Inc	116
767	*	Deckers Outdoor Corp	210
10,107		DR Horton, Inc	753
458		Escalade, Inc	6
958		Ethan Allen Interiors, Inc	25
1,713	*	Fossil Group, Inc	17
4,285		Garmin Ltd	508
8,097	*,e	Genius Brands International, Inc	8
1,295	*	G-III Apparel Group Ltd	35
4,066	*	GoPro, Inc	35
992	*	Green Brick Partners, Inc	20
364		Hamilton Beach Brands Holding Co	4
10,312		Hanesbrands, Inc	154
3,755		Hasbro, Inc	308

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
617	*	Hayward Holdings, Inc	$10
763	*	Helen of Troy Ltd	149
438		Hooker Furniture Corp	8
148	*	Hovnanian Enterprises, Inc	9
608		Installed Building Products, Inc	51
883	*	iRobot Corp	56
232		Johnson Outdoors, Inc	18
1,481		KB Home	48
1,320		Kontoor Brands, Inc	55
412	*	Latham Group, Inc	5
1,619		La-Z-Boy, Inc	43
4,140		Leggett & Platt, Inc	144
7,854		Lennar Corp (Class A)	637
349		Lennar Corp (Class B)	24
624	*	LGI Homes, Inc	61
362		Lifetime Brands, Inc	5
336	*	Lovesac Co	18
3,239	*	Lululemon Athletica, Inc	1,183
604	*	M/I Homes, Inc	27
688	*	Malibu Boats, Inc	40
441		Marine Products Corp	5
673	*	MasterCraft Boat Holdings, Inc	17
10,286	*	Mattel, Inc	228
1,166		MDC Holdings, Inc	44
729	*	Meritage Homes Corp	58
1,499	*	Mohawk Industries, Inc	186
638		Movado Group, Inc	25
909	*	Nautilus, Inc	4
11,340		Newell Brands Inc	243
35,622		Nike, Inc (Class B)	4,793
91	*	NVR, Inc	407
569		Oxford Industries, Inc	51
7,509	*	Peloton Interactive, Inc	198
533	*,e	PLBY Group, Inc	7
1,625		Polaris Inc	171
7,361		Pulte Homes, Inc	308
1,386	*,e	Purple Innovation, Inc	8
2,213		PVH Corp	170
1,511		Ralph Lauren Corp	171
110		Rocky Brands, Inc	5
4,193	*	Skechers U.S.A., Inc (Class A)	171
1,206	*	Skyline Champion Corp	66
1,649		Smith & Wesson Brands, Inc	25
3,687	*	Sonos, Inc	104
2,695		Steven Madden Ltd	104
311		Sturm Ruger & Co, Inc	22
295		Superior Uniform Group, Inc	5
7,672		Tapestry, Inc	285
3,418	*	Taylor Morrison Home Corp	93
5,607		Tempur Sealy International, Inc	157
2,789		Toll Brothers, Inc	131
1,066	*	TopBuild Corp	193
2,090	*	TRI Pointe Homes, Inc	42
1,520	*	Tupperware Brands Corp	30
5,744	*	Under Armour, Inc (Class A)	98
5,391	*	Under Armour, Inc (Class C)	84
700	*	Unifi, Inc	13
428	*	Universal Electronics, Inc	13
1,001	*	Vera Bradley, Inc	8
9,697		VF Corp	551
1,707	*	Vista Outdoor, Inc	61
576	*	VOXX International Corp (Class A)	6
1,740	*,e	Vuzix Corp	11
1,669		Whirlpool Corp	288

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
2,662		Wolverine World Wide, Inc	$60
2,480	*	YETI Holdings, Inc	149
		TOTAL CONSUMER DURABLES & APPAREL	15,500
CONSUMER SERVICES - 2.1%
1,998	*	2U, Inc	27
1,229	*	Accel Entertainment, Inc	15
1,615	*	Adtalem Global Education, Inc	48
675	*	American Public Education, Inc	14
7,080		ARAMARK Holdings Corp	266
925	*	Bally's Corp	28
39	*	Biglari Holdings, Inc (B Shares)	6
817	*	BJ's Restaurants, Inc	23
2,832		Bloomin' Brands, Inc	62
476	*	Bluegreen Vacations Holding Corp	14
1,176	*	Booking Holdings, Inc	2,762
2,347		Boyd Gaming Corp	154
1,917	*	Bright Horizons Family Solutions	254
1,545	*	Brinker International, Inc	59
5,983	*	Caesars Entertainment, Inc	463
25,476	*	Carnival Corp	515
591		Carriage Services, Inc	32
1,345		Carrols Restaurant Group, Inc	3
761	*	Century Casinos, Inc	9
1,085	*	Cheesecake Factory	43
4,170	*	Chegg, Inc	151
806	*	Chipotle Mexican Grill, Inc (Class A)	1,275
891		Choice Hotels International, Inc	126
1,130		Churchill Downs, Inc	251
751	*	Chuy's Holdings, Inc	20
1,405	*	Coursera, Inc	32
711		Cracker Barrel Old Country Store, Inc	84
3,871		Darden Restaurants, Inc	515
1,228	*	Dave & Buster's Entertainment, Inc	60
2,177	*	Denny's Corp	31
458		Dine Brands Global Inc.	36
1,040		Domino's Pizza, Inc	423
9,129	*,e	DraftKings, Inc	178
2,372	*	Drive Shack, Inc	4
809	*	El Pollo Loco Holdings, Inc	9
258	*	Esports Technologies, Inc	2
2,472	*	Everi Holdings, Inc	52
4,217	*	Expedia Group, Inc	825
1,005	*	Fiesta Restaurant Group, Inc	8
2,305	*	frontdoor, Inc	69
870	*	Full House Resorts, Inc	8
1,144	*	GAN Ltd	6
412	*	Golden Entertainment, Inc	24
800	*	Golden Nugget Online Gaming, Inc	6
115		Graham Holdings Co	70
1,248	*	Grand Canyon Education, Inc	121
3,537		H&R Block, Inc	92
1,453	*,e	Hall of Fame Resort & Entertainment Co	2
2,683	*	Hilton Grand Vacations, Inc	140
7,908	*	Hilton Worldwide Holdings, Inc	1,200
2,258	*	Houghton Mifflin Harcourt Co	47
1,223	*	Hyatt Hotels Corp	117
2,584		International Game Technology plc	64
273		Jack in the Box, Inc	26
2,068		Krispy Kreme, Inc	31
10,145	*	Las Vegas Sands Corp	394
3,222		Laureate Education, Inc	38
532	*	Life Time Group Holdings, Inc	8
608	*	Lindblad Expeditions Holdings, Inc	9

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
7,762	*	Marriott International, Inc (Class A)	$1,364
1,302		Marriott Vacations Worldwide Corp	205
21,413		McDonald's Corp	5,295
11,721		MGM Resorts International	492
1,527	*	Mister Car Wash, Inc	23
388	*	Monarch Casino & Resort, Inc	34
133		Nathan's Famous, Inc	7
149	*	NEOGAMES S.A.	2
400	*	Noodles & Co	2
10,617	*,e	Norwegian Cruise Line Holdings Ltd	232
465	*	ONE Group Hospitality, Inc	5
1,416	*	OneSpaWorld Holdings Ltd	14
1,035		Papa John's International, Inc	109
4,478	*	Penn National Gaming, Inc	190
2,656	*	Perdoceo Education Corp	31
2,622	*	Planet Fitness, Inc	222
322	*	PlayAGS, Inc	2
417	*	Portillo's, Inc	10
728	*	PowerSchool Holdings, Inc	12
330		RCI Hospitality Holdings, Inc	20
500	*	Red Robin Gourmet Burgers, Inc	8
1,923		Red Rock Resorts, Inc	93
6,549	*	Royal Caribbean Cruises Ltd	549
1,353	*	Rush Street Interactive, Inc	10
1,174		Ruth's Hospitality Group Inc	27
2,866	*	Scientific Games Corp (Class A)	168
1,710	*	SeaWorld Entertainment, Inc	127
4,385		Service Corp International	289
1,083	*	Shake Shack, Inc	74
2,486	*	Six Flags Entertainment Corp	108
33,492		Starbucks Corp	3,047
673		Strategic Education, Inc	45
1,321	*	Stride, Inc	48
3,982	*	Terminix Global Holdings, Inc	182
2,226		Texas Roadhouse, Inc (Class A)	186
1,969		Travel & Leisure Co	114
1,170		Vail Resorts, Inc	305
2,671	*	Vivint Smart Home, Inc	18
5,847		Wendy's	128
930		Wingstop, Inc	109
1,421	*	WW International Inc	15
2,646		Wyndham Hotels & Resorts, Inc	224
3,269	*	Wynn Resorts Ltd	261
12,355		Yum China Holdings, Inc	513
8,394		Yum! Brands, Inc	995
		TOTAL CONSUMER SERVICES	27,265
DIVERSIFIED FINANCIALS - 5.3%
1,316		Affiliated Managers Group, Inc	185
13,354		AGNC Investment Corp	175
315		Alerus Financial Corp	9
9,986		Ally Financial, Inc	434
203		A-Mark Precious Metals, Inc	16
17,873		American Express Co	3,342
3,137		Ameriprise Financial, Inc	942
36,798		Annaly Capital Management, Inc	259
1,215		Apollo Commercial Real Estate Finance, Inc	17
10,655		Apollo Global Management, Inc	661
3,143		Arbor Realty Trust, Inc	54
1,014		Ares Commercial Real Estate Corp	16
3,903		Ares Management Corp	317
2,063	e	ARMOUR Residential REIT, Inc	17
1,731		Artisan Partners Asset Management, Inc	68
427	*	Assetmark Financial Holdings, Inc	9

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
269		Associated Capital Group, Inc	$11
494		B. Riley Financial, Inc	35
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	20
22,065		Bank of New York Mellon Corp	1,095
52,904	*	Berkshire Hathaway, Inc (Class B)	18,670
8,951		BGC Partners, Inc (Class A)	39
4,093		BlackRock, Inc	3,128
4,265		Blackstone Mortgage Trust, Inc	136
20,186		Blackstone, Inc	2,562
1,604	*	Blucora, Inc	31
1,604		Brightsphere Investment Group, Inc	39
3,033		BrightSpire Capital, Inc	28
3,848		Broadmark Realty Capital, Inc	33
2,523	*	Cannae Holdings, Inc	60
11,943		Capital One Financial Corp	1,568
4,356		Carlyle Group, Inc	213
2,995		CBOE Global Markets, Inc	343
43,273		Charles Schwab Corp	3,648
5,843		Chimera Investment Corp	70
10,266		CME Group, Inc	2,442
853		Cohen & Steers, Inc	73
906		Cowen Group, Inc	25
199	*	Credit Acceptance Corp	110
334		Curo Group Holdings Corp	4
118		Diamond Hill Investment Group, Inc	22
8,377		Discover Financial Services	923
1,075	*	Donnelley Financial Solutions, Inc	36
620	e	Dynex Capital, Inc	10
630		Ellington Financial Inc	11
405	*	Encore Capital Group, Inc	25
1,226	*	Enova International, Inc	47
11,268		Equitable Holdings, Inc	348
1,311		Evercore Inc	146
1,988	*	Ezcorp, Inc (Class A)	12
1,075		Factset Research Systems, Inc	467
3,119		Federated Investors, Inc (Class B)	106
1,370		FirstCash Holdings, Inc	96
1,366	*	Focus Financial Partners, Inc	62
1,210		Franklin BSP Realty Trust, Inc	17
8,239		Franklin Resources, Inc	230
181		GAMCO Investors, Inc (Class A)	4
559	e	GCM Grosvenor, Inc	5
9,605		Goldman Sachs Group, Inc	3,171
1,667		Granite Point Mortgage Trust, Inc	19
430		Great Ajax Corp	5
1,775	*	Green Dot Corp	49
679		Greenhill & Co, Inc	11
904		Hamilton Lane, Inc	70
2,171		Hannon Armstrong Sustainable Infrastructure Capital, Inc	103
1,371		Houlihan Lokey, Inc	120
2,227		Interactive Brokers Group, Inc (Class A)	147
15,950		Intercontinental Exchange Group, Inc	2,107
10,471		Invesco Ltd	241
6,463	e	Invesco Mortgage Capital, Inc	15
4,780		Janus Henderson Group plc	167
6,446		Jefferies Financial Group, Inc	212
15,916		KKR & Co, Inc	931
419		KKR Real Estate Finance Trust, Inc	9
2,645		Ladder Capital Corp	31
3,360		Lazard Ltd (Class A)	116
2,865	*	LendingClub Corp	45
334	*	LendingTree, Inc	40
2,318		LPL Financial Holdings, Inc	423
1,069		MarketAxess Holdings, Inc	364

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
9,394		MFA Financial Inc	$38
1,603		Moelis & Co	75
4,730		Moody's Corp	1,596
38,758		Morgan Stanley	3,387
671		Morningstar, Inc	183
2,286		MSCI, Inc (Class A)	1,150
3,301		Nasdaq Inc	588
3,611		Navient Corp	62
637		Nelnet, Inc (Class A)	54
9,000		New Residential Investment Corp	99
6,676		New York Mortgage Trust, Inc	24
6,037		Northern Trust Corp	703
2,456		OneMain Holdings, Inc	116
3,011	*	Open Lending Corp	57
563	*	Oportun Financial Corp	8
448		Oppenheimer Holdings, Inc	20
1,276	e	Orchid Island Capital, Inc	4
2,603		PennyMac Mortgage Investment Trust	44
553		Piper Jaffray Cos	73
727		PJT Partners, Inc	46
1,565	*	PRA Group, Inc	71
2,124	*	PROG Holdings, Inc	61
527		Pzena Investment Management, Inc (Class A)	4
5,202		Raymond James Financial, Inc	572
1,249		Ready Capital Corp	19
2,761		Redwood Trust, Inc	29
383		Regional Management Corp	19
9,923		S&P Global, Inc	4,070
551		Sculptor Capital Management, Inc	8
3,251		SEI Investments Co	196
10,253		SLM Corp	188
7,073		Starwood Property Trust, Inc	171
10,415		State Street Corp	907
968		StepStone Group, Inc	32
2,962		Stifel Financial Corp	201
601	*	StoneX Group, Inc	45
15,340		Synchrony Financial	534
6,632		T Rowe Price Group, Inc	1,003
1,884		TPG RE Finance Trust, Inc	22
2,955		Tradeweb Markets, Inc	260
8,413	e	Two Harbors Investment Corp	47
1,321	*	Upstart Holdings, Inc	144
2,593		Virtu Financial, Inc	97
255		Virtus Investment Partners, Inc	61
3,327		Voya Financial, Inc	221
4,611		WisdomTree Investments, Inc	27
160	*	World Acceptance Corp	31
		TOTAL DIVERSIFIED FINANCIALS	69,234
ENERGY - 3.9%
684	*	Aemetis, Inc	9
1,963	*	Alto Ingredients, Inc	13
9,807		Antero Midstream Corp	107
8,501	*	Antero Resources Corp	260
9,623		APA Corp	398
402		Arch Resources, Inc	55
3,123		Archrock, Inc	29
21,748		Baker Hughes Co	792
1,669		Berry Petroleum Co LLC	17
1,265		Bonanza Creek Energy, Inc	75
938		Brigham Minerals, Inc	24
510	*	Bristow Group, Inc	19
22,755		Cabot Oil & Gas Corp	614
1,403		Cactus, Inc	80

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
2,498		California Resources Corp	$112
1,322	*,e	Callon Petroleum Co	78
5,026	*	Centennial Resource Development, Inc	41
230	*	Centrus Energy Corp	8
5,977	*	ChampionX Corp	146
6,827		Cheniere Energy, Inc	947
2,953		Chesapeake Energy Corp	257
55,904		Chevron Corp	9,103
4,074	*	Clean Energy Fuels Corp	32
6,453	*	CNX Resources Corp	134
2,351	*	Comstock Resources Inc	31
38,630		ConocoPhillips	3,863
1,096	*	CONSOL Energy, Inc	41
2,158		Continental Resources, Inc	132
681	e	Crescent Energy, Inc	12
612		CVR Energy, Inc	16
1,947	*	Delek US Holdings, Inc	41
1,483	*	Denbury, Inc	116
19,890		Devon Energy Corp	1,176
3,794		DHT Holdings, Inc	22
5,395		Diamondback Energy, Inc	740
535	*	DMC Global, Inc	16
1,083		Dorian LPG Ltd	16
1,195	*	Dril-Quip, Inc	45
2,913		DT Midstream, Inc	158
384	*	Earthstone Energy, Inc	5
4,018	*,e	Energy Fuels, Inc	37
16,913		EOG Resources, Inc	2,017
8,585		EQT Corp	295
11,201		Equitrans Midstream Corp	95
122,355		Exxon Mobil Corp	10,105
756	*	Frank's International NV	13
3,756	*	Frontline Ltd	33
5,829	*,e	Gevo, Inc	27
2,739	*	Golar LNG Ltd	68
1,490	*	Green Plains Inc	46
26,698		Halliburton Co	1,011
5,378	*	Helix Energy Solutions Group, Inc	26
2,774		Helmerich & Payne, Inc	119
8,016		Hess Corp	858
3,290	*	HF Sinclair Corp	131
1,167		International Seaways, Inc	21
59,023		Kinder Morgan, Inc	1,116
9,313	*	Kosmos Energy Ltd	67
367	*	Laredo Petroleum, Inc	29
2,341	*	Liberty Oilfield Services, Inc	35
3,546		Magnolia Oil & Gas Corp	84
21,322		Marathon Oil Corp	535
18,206		Marathon Petroleum Corp	1,557
3,253		Matador Resources Co	172
3,745		Murphy Oil Corp	151
238	*	Nabors Industries Ltd	36
639	*	National Energy Services Reunited Corp	5
740	e	New Fortress Energy, Inc	31
3,366	*	Newpark Resources, Inc	12
4,954	*	NexTier Oilfield Solutions, Inc	46
3,925		Nordic American Tankers Ltd	8
1,332		Northern Oil and Gas, Inc	38
12,582		NOV, Inc	247
553		Oasis Petroleum, Inc	81
24,480		Occidental Petroleum Corp	1,389
2,352	*	Oceaneering International, Inc	36
2,073	*	Oil States International, Inc	14
12,591		ONEOK, Inc	889

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
7,741		Ovintiv, Inc	$419
1,291	*	Par Pacific Holdings, Inc	17
5,355		Patterson-UTI Energy, Inc	83
2,663	*	PBF Energy, Inc	65
2,885		PDC Energy, Inc	210
2,049	*	Peabody Energy Corp	50
544	*	Penn Virginia Corp	19
13,333		Phillips 66	1,152
6,230		Pioneer Natural Resources Co	1,558
2,609	*	ProPetro Holding Corp	36
7,142	*	Range Resources Corp	217
1,305	*	Renewable Energy Group, Inc	79
234	*	Rex American Resources Corp	23
257		Riley Exploration Permian, Inc	6
2,256	*	RPC, Inc	24
40,648		Schlumberger Ltd	1,679
1,622		Scorpio Tankers, Inc	35
1,587	*	Select Energy Services, Inc	14
2,365		SFL Corp Ltd	24
3,447		SM Energy Co	134
369		Solaris Oilfield Infrastructure, Inc	4
28,436	*	Southwestern Energy Co	204
1,067	*	Talos Energy, Inc	17
6,202		Targa Resources Investments, Inc	468
560	*	Teekay Tankers Ltd	8
9,587	*	Tellurian, Inc	51
3,440	*	Tetra Technologies, Inc	14
175		Texas Pacific Land Corp	237
878	*	Tidewater, Inc	19
5,127	*,e	Uranium Energy Corp	23
3,976	*,e	Ur-Energy, Inc	6
2,427	*	US Silica Holdings, Inc	45
11,988		Valero Energy Corp	1,217
3,587	*	W&T Offshore, Inc	14
1,095		Whiting Petroleum Corp	89
35,419		Williams Cos, Inc	1,183
1,789		World Fuel Services Corp	48
		TOTAL ENERGY	50,751
FOOD & STAPLES RETAILING - 1.4%
4,646		Albertsons Cos, Inc	154
1,108		Andersons, Inc	56
4,231	*	BJ's Wholesale Club Holdings, Inc	286
1,175		Casey's General Stores, Inc	233
776	*	Chefs' Warehouse Holdings, Inc	25
12,674		Costco Wholesale Corp	7,298
2,474	*	Grocery Outlet Holding Corp	81
555		Ingles Markets, Inc (Class A)	49
21,711		Kroger Co	1,246
345		Natural Grocers by Vitamin C	7
4,036	*	Performance Food Group Co	205
820		Pricesmart, Inc	65
1,730	*	Rite Aid Corp	15
957		SpartanNash Co	32
3,683	*	Sprouts Farmers Market, Inc	118
14,740		SYSCO Corp	1,204
1,636	*	United Natural Foods, Inc	68
6,745	*	US Foods Holding Corp	254
292		Village Super Market (Class A)	7
21,358		Walgreens Boots Alliance, Inc	956
41,235		Walmart, Inc	6,141
313		Weis Markets, Inc	22
		TOTAL FOOD & STAPLES RETAILING	18,522

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
FOOD, BEVERAGE & TOBACCO - 2.9%
4,487	*,e	22nd Century Group, Inc	$10
53,437		Altria Group, Inc	2,792
1,201	*	AppHarvest, Inc	6
15,756		Archer-Daniels-Midland Co	1,422
816	e	B&G Foods, Inc (Class A)	22
1,699	*,e	Beyond Meat, Inc	82
285	*	Boston Beer Co, Inc (Class A)	111
1,291		Brown-Forman Corp (Class A)	81
5,268		Brown-Forman Corp (Class B)	353
3,814		Bunge Ltd	423
583		Calavo Growers, Inc	21
1,263		Cal-Maine Foods, Inc	70
5,433		Campbell Soup Co	242
1,529	*	Celsius Holdings, Inc	84
111,693		Coca-Cola Co	6,925
126		Coca-Cola Consolidated Inc	63
14,460		ConAgra Brands, Inc	485
4,525		Constellation Brands, Inc (Class A)	1,042
4,729	*	Darling International, Inc	380
258	*	Duckhorn Portfolio, Inc	5
5,653		Flowers Foods, Inc	145
1,151		Fresh Del Monte Produce, Inc	30
1,239	*	Freshpet, Inc	127
17,950		General Mills, Inc	1,216
2,641	*	Hain Celestial Group, Inc	91
4,075		Hershey Co	883
7,844		Hormel Foods Corp	404
3,112	*	Hostess Brands, Inc	68
1,875		Ingredion, Inc	163
530		J&J Snack Foods Corp	82
3,297		J.M. Smucker Co	446
368		John B. Sanfilippo & Son, Inc	31
7,478		Kellogg Co	482
20,480		Keurig Dr Pepper, Inc	776
20,047		Kraft Heinz Co	790
4,431		Lamb Weston Holdings, Inc	265
411		Lancaster Colony Corp	61
1,056	*	Landec Corp	12
443		Limoneira Co	7
7,291		McCormick & Co, Inc	728
476		MGP Ingredients, Inc	41
684	*	Mission Produce, Inc	9
5,596		Molson Coors Brewing Co (Class B)	299
39,854		Mondelez International, Inc	2,502
10,526	*	Monster Beverage Corp	841
794		National Beverage Corp	35
39,730		PepsiCo, Inc	6,650
45,028		Philip Morris International, Inc	4,230
1,486	*	Pilgrim's Pride Corp	37
1,888	*	Post Holdings, Inc	131
4,873		Primo Water Corp	69
425		Sanderson Farms, Inc	80
8		Seaboard Corp	34
226	*	Seneca Foods Corp	12
2,221	*	Simply Good Foods Co	84
1,227	*,e	Tattooed Chef, Inc	15
365		Tootsie Roll Industries, Inc	13
1,691	*	TreeHouse Foods, Inc	55
310		Turning Point Brands, Inc	11
8,209		Tyson Foods, Inc (Class A)	736
627		Universal Corp	36
1,426	e	Utz Brands, Inc	21
4,010		Vector Group Ltd	48

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
689	*	Vital Farms, Inc	$9
451	*	Whole Earth Brands, Inc	3
		TOTAL FOOD, BEVERAGE & TOBACCO	37,427
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
3,431	*	1Life Healthcare, Inc	38
50,073		Abbott Laboratories	5,927
1,342	*	Abiomed, Inc	445
2,786	*	Acadia Healthcare Co, Inc	183
987	*,e	Accelerate Diagnostics, Inc	1
1,487	*	Accolade, Inc	26
3,073	*	Accuray, Inc	10
385	*	Acutus Medical, Inc	1
2,296	*	AdaptHealth Corp	37
409	*	Addus HomeCare Corp	38
462	*	Agiliti, Inc	10
4,497	*	agilon health, Inc	114
2,242	*	Align Technology, Inc	977
2,083	*	Alignment Healthcare, Inc	23
2,211	*	Allscripts Healthcare Solutions, Inc	50
2,458	*	Alphatec Holdings Inc	28
956	*	Amedisys, Inc	165
5,730	*	American Well Corp	24
4,259		AmerisourceBergen Corp	659
1,306	*	AMN Healthcare Services, Inc	136
1,310	*	Angiodynamics, Inc	28
7,082		Anthem, Inc	3,479
1,046	*,e	Apollo Medical Holdings, Inc	51
1,701	*	Apyx Medical Corp	11
7,064	*,e	Asensus Surgical, Inc	4
2,590	*	Aspira Women's Health, Inc	3
1,229	*	AtriCure, Inc	81
40		Atrion Corp	29
1,650	*	Avanos Medical, Inc	55
920	*	Aveanna Healthcare Holdings, Inc	3
1,009	*	AxoGen, Inc	8
1,185	*	Axonics Modulation Technologies, Inc	74
14,597		Baxter International, Inc	1,132
8,195		Becton Dickinson & Co	2,180
681	*	BioLife Solutions Inc	15
262	*	Bioventus, Inc	4
40,412	*	Boston Scientific Corp	1,790
6,211	*	Brookdale Senior Living, Inc	44
4,980	*,e	Butterfly Network, Inc	24
7,800		Cardinal Health, Inc	442
1,207	*	Cardiovascular Systems, Inc	27
627	*	Castle Biosciences, Inc	28
16,833	*	Centene Corp	1,417
8,311		Cerner Corp	778
2,427	*	Certara, Inc	52
4,212	*	Cerus Corp	23
7,587	*	Change Healthcare, Inc	165
436		Chemed Corp	221
9,483		Cigna Corp	2,272
511	*,e	ClearPoint Neuro, Inc	5
3,702	*	Community Health Systems, Inc	44
481	*	Computer Programs & Systems, Inc	17
671		Conmed Corp	100
1,318		Cooper Cos, Inc	550
137	*	Corvel Corp	23
3,149	*	Covetrus, Inc	53
1,273	*	Cross Country Healthcare, Inc	28
1,250	*	CryoLife, Inc	27
1,192	*	CryoPort, Inc	42

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
593	*	Cutera, Inc	$41
38,031		CVS Health Corp	3,849
1,039	*	CytoSorbents Corp	3
400	*,e	DarioHealth Corp	2
2,064	*	DaVita, Inc	233
6,149		Dentsply Sirona, Inc	303
2,808	*	Dexcom, Inc	1,437
17,728	*	Edwards Lifesciences Corp	2,087
3,069		Encompass Health Corp	218
1,488		Ensign Group, Inc	134
4,763	*	Envista Holdings Corp	232
2,165	*	Evolent Health, Inc	70
2,721	*	Figs, Inc	59
526	*,e	Forian, Inc	4
604	*	Fulgent Genetics, Inc	38
1,276	*	Glaukos Corp	74
2,038	*	Globus Medical, Inc	150
2,679	*	Guardant Health, Inc	177
1,656	*	Haemonetics Corp	105
1,155	*	Hanger Inc	21
7,080		HCA Healthcare, Inc	1,774
1,262	*	Health Catalyst, Inc	33
2,384	*	HealthEquity, Inc	161
1,071	*	HealthStream, Inc	21
3,965	*	Henry Schein, Inc	346
236	*	Heska Corp	33
7,219	*	Hologic, Inc	555
3,726		Humana, Inc	1,621
551	*	iCAD, Inc	2
588	*	ICU Medical, Inc	131
2,505	*	IDEXX Laboratories, Inc	1,370
996	*	Inari Medical, Inc	90
359	*	InfuSystem Holdings, Inc	4
316	*,e	Innovage Holding Corp	2
672	*	Inogen, Inc	22
680	*	Inspire Medical Systems, Inc	175
1,892	*	Insulet Corp	504
935	*	Integer Holding Corp	75
2,413	*	Integra LifeSciences Holdings Corp	155
1,040	*	Intersect ENT, Inc	29
10,236	*	Intuitive Surgical, Inc	3,088
1,260	*	Invacare Corp	2
5,991	*	Invitae Corp	48
878	*	iRhythm Technologies, Inc	138
390	*	Joint Corp	14
2,760	*	Laboratory Corp of America Holdings	728
1,734	*	Lantheus Holdings, Inc	96
562		LeMaitre Vascular, Inc	26
970	*	LHC Group, Inc	164
421	*,e	LifeStance Health Group, Inc	4
1,549	*	LivaNova plc	127
1,396	*	Masimo Corp	203
4,295		McKesson Corp	1,315
1,877	*	MEDNAX, Inc	44
38,871		Medtronic plc	4,313
97	*	Meridian Bioscience, Inc	2
1,636	*	Merit Medical Systems, Inc	109
126		Mesa Laboratories, Inc	32
426	*	ModivCare, Inc	49
1,641	*	Molina Healthcare, Inc	547
7,614	*,e	Multiplan Corp	36
212		National Healthcare Corp	15
357		National Research Corp	14
1,257	*	Natus Medical, Inc	33

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
2,862	*	Neogen Corp	$88
720	*	Neuronetics, Inc	2
1,074	*	Nevro Corp	78
1,960	*	NextGen Healthcare, Inc	41
3,057	*	Novocure Ltd	253
1,132	*	NuVasive, Inc	64
3,059	*,e	Oak Street Health, Inc	82
1,384	*	Omnicell, Inc	179
3,741	*	Ontrak, Inc	8
578	*	OptimizeRx Corp	22
3,932	*	Option Care Health, Inc	112
2,181	*	OraSure Technologies, Inc	15
2,612	*	Ortho Clinical Diagnostics Holdings plc	49
679	*	Orthofix Medical Inc	22
357	*	OrthoPediatrics Corp	19
1,325	*	Outset Medical, Inc	60
2,217		Owens & Minor, Inc	98
1,971		Patterson Cos, Inc	64
8,965	*,e	PAVmed, Inc	12
942	*	Pennant Group, Inc	18
949	*	Penumbra, Inc	211
619	*	PetIQ, Inc	15
1,246	*	Phreesia, Inc	33
2,811		Premier, Inc	100
468	*	Privia Health Group, Inc	12
1,851	*	Progyny, Inc	95
711	*	Pulmonx Corp	18
438	*,e	Pulse Biosciences, Inc	2
3,464		Quest Diagnostics, Inc	474
814	*	Quidel Corp	92
1,933	*	Quotient Ltd	2
3,887	*	R1 RCM, Inc	104
1,510	*	RadNet, Inc	34
4,241		Resmed, Inc	1,028
1,342	*	Schrodinger, Inc	46
640	*	SeaSpine Holdings Corp	8
3,129		Select Medical Holdings Corp	75
12,510	*,e	Senseonics Holdings, Inc	25
996	*	Shockwave Medical Inc	207
815	*	SI-BONE, Inc	18
1,584	*	Sientra, Inc	3
1,449	*	Signify Health, Inc	26
987	*	Silk Road Medical Inc	41
414		Simulations Plus, Inc	21
1,009	*	SOC Telemed, Inc	3
1,339	*	Staar Surgical Co	107
1,333	*	Stereotaxis, Inc	5
2,457		STERIS plc	594
9,966		Stryker Corp	2,664
927	*	Surgery Partners, Inc	51
516	*	SurModics, Inc	23
641	*	Tabula Rasa HealthCare, Inc	4
468	*	Tactile Systems Technology, Inc	9
1,948	*	Tandem Diabetes Care, Inc	227
4,399	*,e	Teladoc, Inc	317
1,398		Teleflex, Inc	496
3,172	*	Tenet Healthcare Corp	273
1,218	*	Tivity Health, Inc	39
604	*	Transmedics Group, Inc	16
175	*	Treace Medical Concepts, Inc	3
27,102		UnitedHealth Group, Inc	13,821
2,170		Universal Health Services, Inc (Class B)	315
468		US Physical Therapy, Inc	47
149		Utah Medical Products, Inc	13

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
627	*,e	Vapotherm, Inc	$9
1,492	*	Varex Imaging Corp	32
4,037	*	Veeva Systems, Inc	858
1,066	*	Viemed Healthcare, Inc	5
3,908	*	ViewRay, Inc	15
6,355		Zimmer Biomet Holdings, Inc	813
635	*	Zimvie, Inc	14
1,048	e	Zynex Inc	7
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	76,464
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
1,785	*	Beauty Health Co	30
3,638	*	BellRing Brands, Inc	84
400	*	Central Garden & Pet Co	18
1,366	*	Central Garden and Pet Co (Class A)	56
6,904		Church & Dwight Co, Inc	686
3,573		Clorox Co	497
23,759		Colgate-Palmolive Co	1,802
9,161	*	Coty, Inc	82
1,561		Edgewell Personal Care Co	57
1,085	*	elf Beauty, Inc	28
2,086		Energizer Holdings, Inc	64
6,518		Estee Lauder Cos (Class A)	1,775
2,976	*	Herbalife Nutrition Ltd	90
2,022	*	Honest Co, Inc	11
735		Inter Parfums, Inc	65
9,684		Kimberly-Clark Corp	1,193
366		Medifast, Inc	62
537	*	Nature's Sunshine Products, Inc	9
3,685	*	NewAge, Inc	2
1,594		Nu Skin Enterprises, Inc (Class A)	76
255		Oil-Dri Corp of America	7
820	*	Olaplex Holdings, Inc	13
69,266		Procter & Gamble Co	10,584
480	*	Revlon, Inc (Class A)	4
1,260		Reynolds Consumer Products, Inc	37
1,309		Spectrum Brands Holdings, Inc	116
426	*	USANA Health Sciences, Inc	34
1,597	*	Veru, Inc	8
443		WD-40 Co	81
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,571
INSURANCE - 2.2%
18,887		Aflac, Inc	1,216
421	*	Alleghany Corp	357
8,482		Allstate Corp	1,175
1,747	*	AMBAC Financial Group, Inc	18
2,546		American Equity Investment Life Holding Co	102
1,850		American Financial Group, Inc	269
24,548		American International Group, Inc	1,541
80		American National Group, Inc	15
751		Amerisafe, Inc	37
6,212		Aon plc	2,023
10,789	*	Arch Capital Group Ltd	522
1,084		Argo Group International Holdings Ltd	45
5,903		Arthur J. Gallagher & Co	1,031
1,574		Assurant, Inc	286
1,602		Assured Guaranty Ltd	102
2,014		Axis Capital Holdings Ltd	122
7,141	*,e	Bright Health Group, Inc	14
2,527	*	Brighthouse Financial, Inc	131
6,379		Brown & Brown, Inc	461
1,025	*	BRP Group, Inc	28
12,287		Chubb Ltd	2,628

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
4,237		Cincinnati Financial Corp	$576
2,162	*,e	Citizens, Inc (Class A)	9
758		CNA Financial Corp	37
2,368		Conseco, Inc	59
406		Donegal Group, Inc (Class A)	5
746	*	eHealth, Inc	9
1,061		Employers Holdings, Inc	44
294	*	Enstar Group Ltd	77
689		Erie Indemnity Co (Class A)	121
1,169		Everest Re Group Ltd	352
8,198		Fidelity National Financial Inc	400
2,961		First American Financial Corp	192
14,243	*	Genworth Financial, Inc (Class A)	54
2,729		Globe Life, Inc	275
1,121	*,e	GoHealth, Inc	1
512		Goosehead Insurance, Inc	40
621	*	Greenlight Capital Re Ltd (Class A)	4
1,148		Hanover Insurance Group, Inc	172
9,826		Hartford Financial Services Group, Inc	706
290		HCI Group, Inc	20
1,074		Heritage Insurance Holdings, Inc	8
1,591		Horace Mann Educators Corp	67
62		Investors Title Co	13
646		James River Group Holdings Ltd	16
1,556		Kemper Corp	88
651		Kinsale Capital Group, Inc	148
1,146	*,e	Lemonade, Inc	30
5,511		Lincoln National Corp	360
6,093		Loews Corp	395
388	*	Markel Corp	572
14,573		Marsh & McLennan Cos, Inc	2,484
2,049	*	MBIA, Inc	32
754		Mercury General Corp	41
20,781		Metlife, Inc	1,461
648	*	MetroMile, Inc	1
92		National Western Life Group, Inc	19
394	*	NI Holdings, Inc	7
7,499		Old Republic International Corp	194
682	*	Palomar Holdings, Inc	44
1,239		Primerica, Inc	170
7,552		Principal Financial Group	554
1,956		ProAssurance Corp	53
16,903		Progressive Corp	1,927
11,322		Prudential Financial, Inc	1,338
2,140		Reinsurance Group of America, Inc (Class A)	234
1,234		RenaissanceRe Holdings Ltd	196
1,226		RLI Corp	136
192		Safety Insurance Group, Inc	17
1,895		Selective Insurance Group, Inc	169
4,001	*	Selectquote, Inc	11
2,745	*	SiriusPoint Ltd	21
815		Stewart Information Services Corp	49
1,255		Tiptree Inc	16
7,017		Travelers Cos, Inc	1,282
1,119	*	Trupanion, Inc	100
844		United Fire Group Inc	26
739		United Insurance Holdings Corp	2
1,340		Universal Insurance Holdings, Inc	18
4,932		Unum Group	155
5,699		W.R. Berkley Corp	379
105		White Mountains Insurance Group Ltd	119
3,493		Willis Towers Watson plc	825
		TOTAL INSURANCE	29,053

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 2.6%
889		AdvanSix, Inc	$45
6,247		Air Products & Chemicals, Inc	1,561
3,412		Albemarle Corp	755
5,455		Alcoa Corp	491
4,202	*	Allegheny Technologies, Inc	113
44,173		Amcor plc	500
1,143		American Vanguard Corp	23
4,987	*	Amyris, Inc	22
1,717		Aptargroup, Inc	202
3,221	*	Arconic Corp	83
716	†	Ardagh Group S.A.	15
1,820	*	Ardagh Metal Packaging S.A.	15
1,771		Ashland Global Holdings, Inc	174
562	*	Aspen Aerogels, Inc	19
2,337		Avery Dennison Corp	407
2,934		Avient Corp	141
5,815	*	Axalta Coating Systems Ltd	143
794		Balchem Corp	109
9,192		Ball Corp	827
3,811	*	Berry Global Group, Inc	221
1,693		Cabot Corp	116
821		Carpenter Technology Corp	34
3,246		Celanese Corp (Series A)	464
285	*	Century Aluminum Co	7
5,918		CF Industries Holdings, Inc	610
284		Chase Corp	25
4,024		Chemours Co	127
623	*	Clearwater Paper Corp	17
13,430	*	Cleveland-Cliffs, Inc	433
6,825	*	Coeur Mining, Inc	30
2,958		Commercial Metals Co	123
1,021		Compass Minerals International, Inc	64
3,240	*	Constellium SE	58
20,604		Corteva, Inc	1,184
3,420		Crown Holdings, Inc	428
1,980	*,e	Danimer Scientific, Inc	12
297	*	Diversey Holdings Ltd	2
21,690		Dow, Inc	1,382
15,120		DuPont de Nemours, Inc	1,113
983		Eagle Materials, Inc	126
3,863		Eastman Chemical Co	433
7,208		Ecolab, Inc	1,273
6,085		Element Solutions, Inc	133
2,253	*	Ferro Corp	49
2,943	*,†	Ferroglobe plc	0
3,799		FMC Corp	500
41,710		Freeport-McMoRan, Inc (Class B)	2,075
954		FutureFuel Corp	9
916	*	Gatos Silver, Inc	4
1,276	*	GCP Applied Technologies, Inc	40
1,827		Glatfelter Corp	23
7,879		Graphic Packaging Holding Co	158
985		Greif, Inc (Class A)	64
203		Greif, Inc (Class B)	13
1,761		H.B. Fuller Co	116
754		Hawkins, Inc	35
501		Haynes International, Inc	21
16,414		Hecla Mining Co	108
6,401		Huntsman Corp	240
1,288	*	Ingevity Corp	83
872		Innospec, Inc	81
7,312		International Flavors & Fragrances, Inc	960
11,720		International Paper Co	541

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
362	*	Intrepid Potash, Inc	$30
443		Kaiser Aluminum Corp	42
850		Koppers Holdings, Inc	23
893		Kronos Worldwide, Inc	14
4,227	*	Livent Corp	110
2,584		Louisiana-Pacific Corp	161
7,809		LyondellBasell Industries NV	803
1,814		Martin Marietta Materials, Inc	698
226		Materion Corp	19
838		Minerals Technologies, Inc	55
10,359		Mosaic Co	689
2,135	*,e	MP Materials Corp	122
871		Myers Industries, Inc	19
642		Neenah Inc	25
80		NewMarket Corp	26
23,671		Newmont Goldcorp Corp	1,881
8,146	*	Novagold Resources Inc	63
7,968		Nucor Corp	1,184
5,026	*	O-I Glass, Inc	66
4,186		Olin Corp	219
395		Olympic Steel, Inc	15
2,087		Orion Engineered Carbons SA	33
2,652		Packaging Corp of America	414
728		Pactiv Evergreen, Inc	7
659	*	Perpetua Resources Corp	3
6,931		PPG Industries, Inc	908
890		PQ Group Holdings, Inc	10
673	*,e	PureCycle Technologies, Inc	5
452		Quaker Chemical Corp	78
821	*	Ranpak Holdings Corp	17
1,744	*	Rayonier Advanced Materials, Inc	11
1,624		Reliance Steel & Aluminum Co	298
1,819		Royal Gold, Inc	257
3,925		RPM International, Inc	320
592		Ryerson Holding Corp	21
941		Schnitzer Steel Industries, Inc (Class A)	49
766		Schweitzer-Mauduit International, Inc	21
1,142		Scotts Miracle-Gro Co (Class A)	140
4,592		Sealed Air Corp	307
1,015		Sensient Technologies Corp	85
7,020		Sherwin-Williams Co	1,752
2,434		Silgan Holdings, Inc	113
3,066		Sonoco Products Co	192
2,484		Southern Copper Corp	189
5,557		Steel Dynamics, Inc	464
479		Stepan Co	47
3,397	*	Summit Materials, Inc	106
2,524		SunCoke Energy, Inc	22
1,065	*	Sylvamo Corp	35
1,535	*	TimkenSteel Corp	34
1,164		Tredegar Corp	14
1,789		Trimas Corp	57
1,292		Trinseo plc	62
3,174		Tronox Holdings plc	63
226	*	UFP Technologies, Inc	15
66		United States Lime & Minerals, Inc	8
7,249		United States Steel Corp	274
4,362		Valvoline, Inc	138
4,078		Vulcan Materials Co	749
1,235		Warrior Met Coal, Inc	46
1,167		Westlake Chemical Corp	144
8,064		WestRock Co	379

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
858		Worthington Industries, Inc	$44
		TOTAL MATERIALS	33,375
MEDIA & ENTERTAINMENT - 7.3%
22,234		Activision Blizzard, Inc	1,781
1,783	*	Advantage Solutions, Inc	11
8,680	*	Alphabet, Inc (Class A)	24,142
8,004	*	Alphabet, Inc (Class C)	22,355
6,143	*	Altice USA, Inc	77
15,113	*,e	AMC Entertainment Holdings, Inc	372
921	*	AMC Networks, Inc	37
353	*	Boston Omaha Corp	9
163		Cable One, Inc	239
941	*	Cardlytics, Inc	52
2,709	*	Cargurus, Inc	115
2,223	*	Cars.com, Inc	32
3,503	*	Charter Communications, Inc	1,911
296	*,e	Chicken Soup For The Soul Entertainment, Inc	2
3,434	*	Cinemark Holdings, Inc	59
10,518	*	Clear Channel	36
130,490		Comcast Corp (Class A)	6,110
1,824	*	comScore, Inc	5
690	*	CuriosityStream, Inc	2
46	*	Daily Journal Corp	14
4,788	*	Discovery, Inc (Class A)	119
9,197	*	Discovery, Inc (Class C)	230
6,813	*	DISH Network Corp (Class A)	216
8,122		Electronic Arts, Inc	1,028
568	*	Emerald Holding, Inc	2
4,712	*	Entercom Communications Corp	14
2,637		Entravision Communications Corp (Class A)	17
2,165	*	Eventbrite Inc	32
452	*	EverQuote Inc	7
1,941	*	EW Scripps Co (Class A)	40
2,575	*	Fluent, Inc	5
9,010		Fox Corp (Class A)	355
4,763		Fox Corp (Class B)	173
3,947	*	fuboTV, Inc	26
4,050	*	Gannett Co, Inc	18
888		Gray Television, Inc	20
408	*	Hemisphere Media Group, Inc	2
2,290	*	IAC	230
3,188	*	iHeartMedia, Inc	60
1,677	*	Imax Corp	32
11,025		Interpublic Group of Cos, Inc	391
1,411		John Wiley & Sons, Inc (Class A)	75
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
661	*	Liberty Broadband Corp (Class A)	87
4,119	*	Liberty Broadband Corp (Class C)	557
300	*	Liberty Media Group (Class A)	19
5,333	*	Liberty Media Group (Class C)	372
2,524		Liberty SiriusXM Group (Class A)	115
4,971	*	Liberty SiriusXM Group (Class C)	227
3,006	*	Liberty TripAdvisor Holdings, Inc	6
2,000	*	Lions Gate Entertainment Corp (Class A)	33
3,835	*	Lions Gate Entertainment Corp (Class B)	58
3,793	*	Live Nation, Inc	446
1,013	*	LiveOne, Inc	1
584	*	Loyalty Ventures, Inc	10
627	*	Madison Square Garden Co	112
832	*	Madison Square Garden Entertainment Corp	69
3,683	*	Magnite, Inc	49
736	*,e	Marcus Corp	13

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
8,083	*	Match Group, Inc	$879
584	*	MediaAlpha, Inc	10
66,696	*	Meta Platforms, Inc	14,831
2,714		National CineMedia, Inc	7
12,456	*	Netflix, Inc	4,666
4,377		New York Times Co (Class A)	201
11,739		News Corp (Class A)	260
3,112		News Corp (Class B)	70
1,183		Nexstar Media Group Inc	223
6,129		Omnicom Group, Inc	520
16,442	*	Pinterest, Inc	405
2,676	*	Playtika Holding Corp	52
1,192	*	QuinStreet, Inc	14
3,467	*	Roku, Inc	434
1,096		Scholastic Corp	44
1,688		Sinclair Broadcast Group, Inc (Class A)	47
28,000	e	Sirius XM Holdings, Inc	185
8,841	*,e	Skillz, Inc	27
4,001	*	Spotify Technology S.A.	604
1,585	*	Stagwell, Inc	11
3,231	*	Take-Two Interactive Software, Inc	497
708	*	TechTarget, Inc	58
6,883		TEGNA, Inc	154
2,932	*	TripAdvisor, Inc	80
2,406	*	TrueCar, Inc	10
22,012	*	Twitter, Inc	852
244		ViacomCBS, Inc (Class A)	10
16,396		ViacomCBS, Inc (Class B)	620
3,939	*	Vimeo, Inc	47
52,328	*	Walt Disney Co	7,177
1,263	*	WideOpenWest, Inc	22
1,422		World Wrestling Entertainment, Inc (Class A)	89
2,109	*	Yelp, Inc	72
1,245	*	Ziff Davis Inc	120
28,917	*	Zynga, Inc	267
		TOTAL MEDIA & ENTERTAINMENT	96,244
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
2,501	*	10X Genomics, Inc	190
702	*	2seventy bio, Inc	12
524	*	4D Molecular Therapeutics, Inc	8
6,325	*	9 Meters Biopharma, Inc	4
50,950		AbbVie, Inc	8,259
1,494	*	Absci Corp	13
3,739	*	Acadia Pharmaceuticals, Inc	91
1,289	*	Aclaris Therapeutics, Inc	22
488	*,e	Adagio Therapeutics, Inc	2
3,224	*	Adaptive Biotechnologies Corp	45
546	*	Adicet Bio, Inc	11
2,388	*	Adverum Biotechnologies, Inc	3
1,277	*	Aeglea BioTherapeutics, Inc	3
1,175	*	Aerie Pharmaceuticals, Inc	11
3,354	*	Affimed NV	15
5,844	*	Agenus, Inc	14
8,722		Agilent Technologies, Inc	1,154
1,876	*	Agios Pharmaceuticals, Inc	55
718	*	Akero Therapeutics, Inc	10
708	*,e	Akouos, Inc	3
332	*	Albireo Pharma, Inc	10
1,373	*	Aldeyra Therapeutics, Inc	6
1,504	*	Alector, Inc	21
535	*	Aligos Therapeutics, Inc	1
3,835	*	Alkermes plc	101
1,018	*	Allakos, Inc	6

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,951	*	Allogene Therapeutics, Inc	$18
845	*	Allovir, Inc	6
3,356	*	Alnylam Pharmaceuticals, Inc	548
971	*	Altimmune, Inc	6
515	*	ALX Oncology Holdings, Inc	9
16,250		Amgen, Inc	3,930
8,241	*	Amicus Therapeutics, Inc	78
2,888	*	Amneal Pharmaceuticals, Inc	12
1,331	*	Amphastar Pharmaceuticals, Inc	48
5,455	*,e	Ampio Pharmaceuticals, Inc	3
679	*	AnaptysBio, Inc	17
1,840	*,e	Anavex Life Sciences Corp	23
685	*,e	Angion Biomedica Corp	1
292	*	ANI Pharmaceuticals, Inc	8
566	*	Anika Therapeutics, Inc	14
897	*	Annexon, Inc	2
5,621	*	Antares Pharma, Inc	23
1,954	*	Apellis Pharmaceuticals, Inc	99
728	*	Applied Molecular Transport, Inc	5
2,701	*	Applied Therapeutics, Inc	6
1,429	*	AquaBounty Technologies, Inc	3
2,291	*,e	Arbutus Biopharma Corp	7
625	*	Arcturus Therapeutics Holdings, Inc	17
1,321	*	Arcus Biosciences, Inc	42
782	*	Arcutis Biotherapeutics, Inc	15
2,302	*,e	Ardelyx, Inc	2
3,104	*	Arrowhead Pharmaceuticals Inc	143
1,292	*	Arvinas, Inc	87
2,394	*	Atara Biotherapeutics, Inc	22
1,878	*	Atea Pharmaceuticals, Inc	14
2,321	*,e	Athenex, Inc	2
11,419	*	Athersys, Inc	7
866	*	Athira Pharma, Inc	12
3,540	*	Atossa Therapeutics, Inc	4
684	*,e	Atreca, Inc	2
2,050	*	Avalo Therapeutics, Inc	1
17,155	*	Avantor, Inc	580
1,798	*	Avid Bioservices, Inc	37
875	*	Avidity Biosciences, Inc	16
611	*,e	Avita Medical, Inc	5
645	*	Avrobio, Inc	1
854	*	Axsome Therapeutics, Inc	35
1,401	*	Beam Therapeutics, Inc	80
1,405	*	Berkeley Lights, Inc	10
611	*	Beyondspring Inc	1
340	*	BioAtla, Inc	2
5,428	*	BioCryst Pharmaceuticals, Inc	88
4,311	*	Biogen, Inc	908
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	182
5,199	*	BioMarin Pharmaceutical, Inc	401
8,439	*,e	Bionano Genomics, Inc	22
660	*	Bio-Rad Laboratories, Inc (Class A)	372
1,113		Bio-Techne Corp	482
343	*,e	Bioxcel Therapeutics Inc	7
377	*	Black Diamond Therapeutics, Inc	1
2,108	*	Bluebird Bio, Inc	10
1,758	*	Blueprint Medicines Corp	112
362	*	Bolt Biotherapeutics, Inc	1
3,248	*	Bridgebio Pharma, Inc	33
63,514		Bristol-Myers Squibb Co	4,638
4,859	*	Brooklyn ImmunoTherapeutics, Inc	10
3,225		Bruker BioSciences Corp	207
970	*	C4 Therapeutics, Inc	23
1,052	*	Cara Therapeutics, Inc	13

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,067	*	Cardiff Oncology, Inc	$3
1,462	*	CareDx, Inc	54
393	*	Caribou Biosciences, Inc	4
1,147	*,e	Cassava Sciences, Inc	43
4,893	*	Catalent, Inc	543
3,681	*	Catalyst Pharmaceuticals, Inc	30
222	*,e	Celcuity, Inc	2
1,296	*	Celldex Therapeutics, Inc	44
1,391	*	CEL-SCI Corp	5
298	*	Century Therapeutics, Inc	4
939	*	Cerevel Therapeutics Holdings, Inc	33
1,443	*	Charles River Laboratories International, Inc	410
1,390	*	ChemoCentryx, Inc	35
1,747	*	Chimerix, Inc	8
887	*	Chinook Therapeutics, Inc	14
1,198	*	ChromaDex Corp	3
3,254	*,e	Citius Pharmaceuticals, Inc	6
587	*,e	Clene, Inc	2
10,251	*,e	Clovis Oncology, Inc	21
1,647	*	Codexis, Inc	34
453	*	Codiak Biosciences, Inc	3
1,061	*,e	Cogent Biosciences, Inc	8
2,173	*	Coherus Biosciences, Inc	28
877	*	Collegium Pharmaceutical, Inc	18
3,236	*	Corcept Therapeutics, Inc	73
1,298	*,e	CorMedix Inc	7
590	*	Cortexyme Inc	4
938	*	Crinetics Pharmaceuticals, Inc	21
669	*	Cue Biopharma, Inc	3
660	*,e	Cullinan Oncology, Inc	7
1,574	*,e	CureVac NV	31
2,513	*	Curis, Inc	6
2,162	*	Cymabay Therapeutics, Inc	7
243	*	Cytek Biosciences, Inc	3
2,182	*	Cytokinetics, Inc	80
1,148	*	CytomX Therapeutics, Inc	3
18,297		Danaher Corp	5,367
1,209	*	Deciphera Pharmaceuticals, Inc	11
2,697	*	Denali Therapeutics, Inc	87
702	*,e	DermTech, Inc	10
313	*	Design Therapeutics, Inc	5
6,351	*	Durect Corp	4
3,515	*,e	Dynavax Technologies Corp	38
858	*	Dyne Therapeutics, Inc	8
323	*	Eagle Pharmaceuticals, Inc	16
262	*,e	Edgewise Therapeutics, Inc	3
2,042	*	Editas Medicine, Inc	39
933	*	Eiger BioPharmaceuticals, Inc	8
13,180	*	Elanco Animal Health, Inc	344
24,472		Eli Lilly & Co	7,008
1,340	*	Emergent Biosolutions, Inc	55
648	*	Enanta Pharmaceuticals, Inc	46
2,725	*	Epizyme, Inc	3
462	*,e	Erasca, Inc	4
876	*	Esperion Thereapeutics, Inc	4
887	*,e	Evelo Biosciences, Inc	3
702	*	Evolus, Inc	8
5,124	*	Exact Sciences Corp	358
9,779	*	Exelixis, Inc	222
602	*	EyePoint Pharmaceuticals, Inc	7
2,380	*	Fate Therapeutics, Inc	92
2,752	*	FibroGen, Inc	33
2,426	*,e	Fluidigm Corp	9
505	*	Foghorn Therapeutics, Inc	8

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
937	*	Forma Therapeutics Holdings, Inc	$9
331	*	Forte Biosciences, Inc	0^
1,841	*	Fortress Biotech, Inc	2
893	*	Frequency Therapeutics, Inc	2
597	*	Fulcrum Therapeutics, Inc	14
1,187	*,e	G1 Therapeutics, Inc	9
564	*	Gemini Therapeutics, Inc	1
1,233	*	Generation Bio Co	9
6,445	*,e	Geron Corp	9
36,564		Gilead Sciences, Inc	2,174
1,912	*	Global Blood Therapeutics, Inc	66
1,575	*	Gossamer Bio, Inc	14
310	*	Graphite Bio, Inc	2
1,019	*	Gritstone Oncology, Inc	4
701	*	GT Biopharma, Inc	2
4,274	*	Halozyme Therapeutics, Inc	170
588	*	Harmony Biosciences Holdings, Inc	29
507	*	Harpoon Therapeutics, Inc	2
783	*	Harvard Bioscience, Inc	5
2,785	*,e	Heron Therapeutics, Inc	16
542	*	Homology Medicines, Inc	2
6,476	*	Horizon Therapeutics Plc	681
6,132	*	Humanigen, Inc	18
6,449	*,e	iBio, Inc	3
278	*	Icosavax, Inc	2
950	*	Ideaya Biosciences, Inc	11
229	*	IGM Biosciences, Inc	6
794	*	Ikena Oncology, Inc	5
4,235	*	Illumina, Inc	1,480
435	*	Immunic, Inc	5
1,987	*,e	ImmunityBio, Inc	11
5,543	*	Immunogen, Inc	26
1,107	*,e	Immunovant, Inc	6
5,156	*	Incyte Corp	409
2,454	*	Infinity Pharmaceuticals, Inc	3
813	*	Inhibrx, Inc	18
2,407	*	Innoviva, Inc	47
357	*	Inotiv, Inc	9
6,194	*,e	Inovio Pharmaceuticals, Inc	22
368	*,e	Inozyme Pharma, Inc	1
3,278	*	Insmed, Inc	77
400	*	Instil Bio, Inc	4
1,988	*	Intellia Therapeutics, Inc	144
836	*,e	Intercept Pharmaceuticals, Inc	14
2,067	*	Intra-Cellular Therapies, Inc	126
4,403	*	Ionis Pharmaceuticals, Inc	163
4,447	*	Iovance Biotherapeutics, Inc	74
5,479	*	IQVIA Holdings, Inc	1,267
5,284	*	Ironwood Pharmaceuticals, Inc	66
572	*	iTeos Therapeutics, Inc	18
2,922	*	IVERIC bio, Inc	49
258	*,e	Janux Therapeutics, Inc	4
1,671	*	Jazz Pharmaceuticals plc	260
75,916		Johnson & Johnson	13,455
724	*	Jounce Therapeutics, Inc	5
1,318	*	Kala Pharmaceuticals, Inc	2
487	*	KalVista Pharmaceuticals Inc	7
646	*	Karuna Therapeutics, Inc	82
235	*	Karyopharm Therapeutics, Inc	2
844	*,e	KemPharm, Inc	4
400	*	Keros Therapeutics, Inc	22
1,311	*	Kezar Life Sciences, Inc	22
706	*	Kiniksa Pharmaceuticals Ltd	7
383	*	Kinnate Biopharma, Inc	4

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
988	*	Kodiak Sciences, Inc	$8
1,128	*	Kronos Bio, Inc	8
486	*	Krystal Biotech Inc	32
1,654	*	Kura Oncology, Inc	27
969	*	Kymera Therapeutics, Inc	41
1,763	*	Lexicon Pharmaceuticals, Inc	4
484	*	Ligand Pharmaceuticals, Inc (Class B)	54
3,301	*,e	Lineage Cell Therapeutics, Inc	5
4,069	*,e	Lyell Immunopharma, Inc	21
1,721	*	MacroGenics, Inc	15
275	*	Madrigal Pharmaceuticals, Inc	27
683	*	Magenta Therapeutics, Inc	2
7,710	*,e	MannKind Corp	28
3,088	*	Maravai LifeSciences Holdings, Inc	109
1,010	*,e	Marinus Pharmaceuticals, Inc	9
2,546	*	MaxCyte, Inc	18
805	*	Medpace Holdings, Inc	132
3,862	*	MEI Pharma, Inc	2
548	*	MeiraGTx Holdings plc	8
73,155		Merck & Co, Inc	6,002
1,994	*	Mersana Therapeutics, Inc	8
646	*	Mettler-Toledo International, Inc	887
3,231	*	MiMedx Group, Inc	15
9,611	*	Mind Medicine MindMed, Inc	11
1,197	*	Mirati Therapeutics, Inc	98
9,732	*	Moderna, Inc	1,676
1,274	*	Molecular Templates, Inc	4
213	*,e	Monte Rosa Therapeutics, Inc	3
597	*	Morphic Holding, Inc	24
2,916	*	Mustang Bio, Inc	3
2,502	*	Myriad Genetics, Inc	63
1,328	*	NanoString Technologies, Inc	46
2,327	*	Natera, Inc	95
5,467	*	Nektar Therapeutics	29
3,250	*	NeoGenomics, Inc	39
1,362	*	Neoleukin Therapeutics, Inc	3
2,942	*	Neurocrine Biosciences, Inc	276
464	*	NexImmune, Inc	2
761	*	NGM Biopharmaceuticals Inc	12
496	*,e	Nkarta, Inc	6
2,168	*	Novavax, Inc	160
935	*	Nurix Therapeutics, Inc	13
214	*,e	Nuvalent, Inc	3
4,458	*,e	Nuvation Bio, Inc	23
5,511	*,e	Ocugen, Inc	18
2,221	*	Ocular Therapeutix, Inc	11
649	*	Olema Pharmaceuticals, Inc	3
1,629	*,e	Omeros Corp	10
2,507	*	Oncocyte Corp	4
551	*	Oncorus, Inc	1
1,312	*	Oncternal Therapeutics, Inc	2
13,300	*,e	Opko Health, Inc	46
752	*	Oramed Pharmaceuticals, Inc	6
1,103	*	Organogenesis Holdings Inc	8
6,806		Organon & Co	238
672	*	ORIC Pharmaceuticals, Inc	4
2,475	*,e	Outlook Therapeutics, Inc	4
268	*,e	Oyster Point Pharma, Inc	3
5,816	*	Pacific Biosciences of California, Inc	53
1,521	*	Pacira BioSciences Inc	116
934	*,e	Paratek Pharmaceuticals, Inc	3
1,084	*	Passage Bio, Inc	3
3,578		PerkinElmer, Inc	624
4,241		Perrigo Co plc	163

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,024	*	Personalis, Inc	$8
161,091		Pfizer, Inc	8,340
575	*	Phathom Pharmaceuticals, Inc	8
720		Phibro Animal Health Corp	14
722	*	Pliant Therapeutics, Inc	5
754	*,e	PMV Pharmaceuticals, Inc	16
972	*	Poseida Therapeutics, Inc	4
684	*	Praxis Precision Medicines, Inc	7
2,435	*	Precigen, Inc	5
1,170	*	Precision BioSciences Inc	4
251	*,e	Prelude Therapeutics, Inc	2
1,758	*	Prestige Consumer Healthcare, Inc.	93
2,427	*,†	Progenics Pharmaceuticals, Inc	0
280	*	Prometheus Biosciences, Inc	11
1,206	*	Protagonist Therapeutics, Inc	29
1,011	*	Prothena Corp plc	37
1,356	*,e	Provention Bio, Inc	10
2,011	*	PTC Therapeutics, Inc	75
1,119	*	Puma Biotechnology, Inc	3
6,175	*	QIAGEN NV	303
914	*	Quanterix Corp	27
1,455	*	Radius Health, Inc	13
524	*	RAPT Therapeutics, Inc	11
815	*	Reata Pharmaceuticals, Inc	27
3,244	*	Recursion Pharmaceuticals, Inc	23
2,933	*	Regeneron Pharmaceuticals, Inc	2,048
1,062	*	REGENXBIO, Inc	35
1,723	*	Relay Therapeutics, Inc	52
450	*	Relmada Therapeutics, Inc	12
1,652	*	Repligen Corp	311
699	*	Replimune Group, Inc	12
2,003	*	Revance Therapeutics, Inc	39
1,744	*,e	REVOLUTION Medicines, Inc	44
1,025	*	Rhythm Pharmaceuticals, Inc	12
4,657	*	Rigel Pharmaceuticals, Inc	14
1,412	*	Rocket Pharmaceuticals, Inc	22
9,910		Royalty Pharma plc	386
1,226	*,e	Rubius Therapeutics, Inc	7
1,665	*	Sage Therapeutics, Inc	55
2,386	*,e	Sana Biotechnology, Inc	20
3,362	*	Sangamo Therapeutics Inc	20
2,419	*	Sarepta Therapeutics, Inc	189
826	*,e	Scholar Rock Holding Corp	11
3,999	*	Seagen, Inc	576
14,503	*	Seelos Therapeutics, Inc	12
1,126	*	Seer, Inc	17
3,235	*	Selecta Biosciences, Inc	4
2,061	*	Seres Therapeutics, Inc	15
4,951	*,e	Sesen Bio, Inc	3
769	*	Shattuck Labs, Inc	3
1,913	*	SIGA Technologies, Inc	14
373	*	Silverback Therapeutics, Inc	1
2,399	*	Solid Biosciences, Inc	3
8,083	*,e	Sorrento Therapeutics, Inc	19
2,030	*	Sotera Health Co	44
4,176	*	Spectrum Pharmaceuticals, Inc	5
853	*	Spero Therapeutics, Inc	7
843	*	SpringWorks Therapeutics, Inc	48
658	*,e	SQZ Biotechnologies Co	3
519	*	Stoke Therapeutics, Inc	11
1,648	*	Supernus Pharmaceuticals, Inc	53
956	*	Surface Oncology, Inc	3
1,211	*	Sutro Biopharma, Inc	10
1,544	*	Syndax Pharmaceuticals, Inc	27

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
3,059	*	Syneos Health, Inc	$248
2,140	*	Syros Pharmaceuticals, Inc	3
197	*	Tarsus Pharmaceuticals, Inc	3
624	*,e	Taysha Gene Therapies, Inc	4
785	*	TCR2 Therapeutics Inc	2
285	*,e	Tenaya Therapeutics, Inc	3
3,788	*	TG Therapeutics, Inc	36
10,557	*,e	TherapeuticsMD, Inc	4
1,625	*	Theravance Biopharma, Inc	16
11,328		Thermo Fisher Scientific, Inc	6,691
9,877	*	Tonix Pharmaceuticals Holding Corp	2
1,469	*	Travere Therapeutics, Inc	38
4,741	*,e	Trevena, Inc	3
1,339	*	Turning Point Therapeutics Inc	36
1,447	*	Twist Bioscience Corp	71
1,912	*	Ultragenyx Pharmaceutical, Inc	139
1,359	*	United Therapeutics Corp	244
657	*,e	UroGen Pharma Ltd	6
1,691	*	Vanda Pharmaceuticals, Inc	19
3,587	*,e	Vaxart Inc	18
1,156	*	Vaxcyte, Inc	28
5,494	*,e	VBI Vaccines, Inc	9
1,983	*	Veracyte, Inc	55
4,988	*	Verastem, Inc	7
1,345	*	Vericel Corp	51
7,337	*	Vertex Pharmaceuticals, Inc	1,915
376	*,e	Verve Therapeutics, Inc	9
33,920		Viatris, Inc	369
1,592	*	Viking Therapeutics, Inc	5
390	*	Vincerx Pharma, Inc	2
1,798	*	Vir Biotechnology, Inc	46
1,063	*	Viracta Therapeutics, Inc	5
5,638	*	VistaGen Therapeutics, Inc	7
324	*	Vor BioPharma, Inc	2
1,772	*	Waters Corp	550
776	*	WaVe Life Sciences Ltd	2
748	*	Werewolf Therapeutics, Inc	3
2,186		West Pharmaceutical Services, Inc	898
533		XBiotech, Inc	5
1,460	*	Xencor, Inc	39
959	*	Y-mAbs Therapeutics, Inc	11
975	*	Zentalis Pharmaceuticals, Inc	45
6,592	*,e	ZIOPHARM Oncology, Inc	4
13,603		Zoetis, Inc	2,565
1,752	*	Zogenix, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	98,997
REAL ESTATE - 3.5%
1,964		Acadia Realty Trust	43
1,537		Agree Realty Corp	102
1,433		Alexander & Baldwin, Inc	33
51		Alexander's, Inc	13
4,668		Alexandria Real Estate Equities, Inc	939
1,425		American Assets Trust, Inc	54
3,732		American Campus Communities, Inc	209
3,752		American Finance Trust, Inc	30
8,855		American Homes 4 Rent	354
13,042		American Tower Corp	3,276
7,241		Americold Realty Trust	202
4,413		Apartment Income REIT Corp	236
5,144	*	Apartment Investment and Management Co	38
6,471		Apple Hospitality REIT, Inc	116
1,658		Armada Hoffler Properties, Inc	24
2,370	*,e	Ashford Hospitality Trust, Inc	24

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
4,095		AvalonBay Communities, Inc	$1,017
4,931		Boston Properties, Inc	635
1,188		BraeMar Hotels & Resorts, Inc	7
3,704		Brandywine Realty Trust	52
7,811		Brixmor Property Group, Inc	202
3,715		Broadstone Net Lease, Inc	81
552		Brt Realty Trust	13
3,063		Camden Property Trust	509
2,763		CareTrust REIT, Inc	53
1,667		CatchMark Timber Trust, Inc	14
9,709		CBRE Group, Inc	889
460		Centerspace	45
1,449	*	Chatham Lodging Trust	20
1,087		City Office REIT, Inc	19
544		Clipper Realty, Inc	5
753		Community Healthcare Trust, Inc	32
2,602		Corporate Office Properties Trust	74
4,434		Cousins Properties, Inc	179
12,593		Crown Castle International Corp	2,325
196	e	CTO Realty Growth, Inc	13
5,793		CubeSmart	301
3,593	*	Cushman & Wakefield plc	74
7,193	*	DiamondRock Hospitality Co	73
8,276		Digital Realty Trust, Inc	1,174
15,230	*	DigitalBridge Group, Inc	110
7,300		Diversified Healthcare Trust	23
2,005		Douglas Elliman, Inc	15
4,303		Douglas Emmett, Inc	144
11,536		Duke Realty Corp	670
2,230		Easterly Government Properties, Inc	47
1,286		EastGroup Properties, Inc	261
3,522		Empire State Realty Trust, Inc	35
2,015		EPR Properties	110
2,604		Equinix, Inc	1,931
1,927	*	Equity Commonwealth	54
5,139		Equity Lifestyle Properties, Inc	393
10,818		Equity Residential	973
3,224		Essential Properties Realty Trust, Inc	82
1,872		Essex Property Trust, Inc	647
1,858	e	eXp World Holdings Inc	39
3,972		Extra Space Storage, Inc	817
967		Farmland Partners, Inc	13
2,521		Federal Realty Investment Trust	308
3,737		First Industrial Realty Trust, Inc	231
400	*	Forestar Group, Inc	7
986		Four Corners Property Trust, Inc	27
4,124		Franklin Street Properties Corp	24
309	*	FRP Holdings, Inc	18
6,257		Gaming and Leisure Properties, Inc	294
1,064		Getty Realty Corp	30
881		Gladstone Commercial Corp	19
315	e	Gladstone Land Corp	11
1,479		Global Medical REIT, Inc	24
2,475		Global Net Lease, Inc	39
3,243		Healthcare Realty Trust, Inc	89
6,289		Healthcare Trust of America, Inc	197
17,079		Healthpeak Properties Inc	586
1,493	*	Hersha Hospitality Trust	14
2,907		Highwoods Properties, Inc	133
21,709		Host Hotels and Resorts, Inc	422
1,318	*	Howard Hughes Corp	137
3,600		Hudson Pacific Properties	100
5,802		Independence Realty Trust, Inc	153
200		Indus Realty Trust, Inc	15

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,510		Industrial Logistics Properties Trust	$34
671		Innovative Industrial Properties, Inc	138
17,416		Invitation Homes, Inc	700
8,118		Iron Mountain, Inc	450
1,536	e	iStar Inc	36
3,149		JBG SMITH Properties	92
1,433	*	Jones Lang LaSalle, Inc	343
2,547		Kennedy-Wilson Holdings, Inc	62
3,530		Kilroy Realty Corp	270
16,724		Kimco Realty Corp	413
6,010		Kite Realty Group Trust	137
2,341		Lamar Advertising Co	272
8,135		Lexington Realty Trust	128
2,202		Life Storage, Inc	309
570		LTC Properties, Inc	22
6,081		Macerich Co	95
1,695	*	Mack-Cali Realty Corp	29
569		Marcus & Millichap, Inc	30
16,244		Medical Properties Trust, Inc	343
3,416		Mid-America Apartment Communities, Inc	715
880		National Health Investors, Inc	52
5,115		National Retail Properties, Inc	230
1,913		National Storage Affiliates Trust	120
765		NETSTREIT Corp	17
4,328		Newmark Group, Inc	69
662		NexPoint Residential Trust, Inc	60
1,207		Office Properties Income Trust	31
6,060		Omega Healthcare Investors, Inc	189
574		One Liberty Properties, Inc	18
12,099	*	Opendoor Technologies, Inc	105
1,597		Orion Office REIT, Inc	22
4,782		Outfront Media, Inc	136
4,579		Paramount Group, Inc	50
7,470		Park Hotels & Resorts, Inc	146
4,334		Pebblebrook Hotel Trust	106
2,989		Phillips Edison & Co, Inc	103
5,940		Physicians Realty Trust	104
3,343		Piedmont Office Realty Trust, Inc	58
628		Plymouth Industrial REIT, Inc	17
2,176		PotlatchDeltic Corp	115
1,239		Preferred Apartment Communities, Inc	31
21,216		Prologis, Inc	3,426
488		PS Business Parks, Inc	82
4,410		Public Storage, Inc	1,721
3,743		Rayonier, Inc	154
732		Re/Max Holdings, Inc	20
3,279	*	Realogy Holdings Corp	51
15,970		Realty Income Corp	1,107
3,100	*,e	Redfin Corp	56
5,446		Regency Centers Corp	389
4,204		Retail Opportunities Investment Corp	82
685		Retail Value, Inc	2
4,002		Rexford Industrial Realty, Inc	298
4,896		RLJ Lodging Trust	69
283		RMR Group, Inc	9
142		RPT Realty	2
1,575	*	Ryman Hospitality Properties	146
6,162		Sabra Healthcare REIT, Inc	92
468		Safehold, Inc	26
392		Saul Centers, Inc	21
3,217		SBA Communications Corp	1,107
990	*	Seritage Growth Properties	13
4,584		Service Properties Trust	40
9,517		Simon Property Group, Inc	1,252

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
6,051		SITE Centers Corp	$101
1,989	e	SL Green Realty Corp	161
3,189		Spirit Realty Capital, Inc	147
1,023		St. Joe Co	61
4,481		STAG Industrial, Inc	185
7,137		STORE Capital Corp	209
3,928	*	Summit Hotel Properties, Inc	39
3,082		Sun Communities, Inc	540
7,507	*	Sunstone Hotel Investors, Inc	88
2,916		Tanger Factory Outlet Centers, Inc	50
834	*	Tejon Ranch Co	15
1,821		Terreno Realty Corp	135
9,405		UDR, Inc	540
994		UMH Properties, Inc	24
5,296		Uniti Group, Inc	73
294		Universal Health Realty Income Trust	17
3,855		Urban Edge Properties	74
1,188		Urstadt Biddle Properties, Inc (Class A)	22
12,009		Ventas, Inc	742
17,708		VICI Properties, Inc	504
5,748		Vornado Realty Trust	260
2,363		Washington REIT	60
12,746		Welltower, Inc	1,225
21,670		Weyerhaeuser Co	821
1,293		Whitestone REIT	17
5,105		WP Carey, Inc	413
3,934	*	Xenia Hotels & Resorts, Inc	76
1,844	*	Zillow Group, Inc (Class A)	89
4,924	*	Zillow Group, Inc (Class C)	243
		TOTAL REAL ESTATE	46,234
RETAILING - 5.9%
966	*	1-800-FLOWERS.COM, Inc (Class A)	12
1,062		Aaron's Co, Inc	21
1,704	*	Abercrombie & Fitch Co (Class A)	55
1,681		Academy Sports & Outdoors, Inc	66
1,905		Advance Auto Parts, Inc	394
12,539	*	Amazon.com, Inc	40,877
4,274	e	American Eagle Outfitters, Inc	72
221	*	America's Car-Mart, Inc	18
2,460		Arko Corp	22
555	*	Asbury Automotive Group, Inc	89
1,051	*	Autonation, Inc	105
603	*	AutoZone, Inc	1,233
1,018	*	Barnes & Noble Education, Inc	4
7,018		Bath & Body Works, Inc	335
2,880	*,e	Bed Bath & Beyond, Inc	65
6,978		Best Buy Co, Inc	634
578		Big 5 Sporting Goods Corp	10
17		Big Lots, Inc	1
819	*	Boot Barn Holdings, Inc	78
524		Buckle, Inc	17
2,005	*	Burlington Stores, Inc	365
1,001		Caleres, Inc	19
106	e	Camping World Holdings, Inc	3
1,078	*,e	CarLotz, Inc	1
4,909	*	CarMax, Inc	474
1,412	*	CarParts.com, Inc	9
2,181	*	Carvana Co	260
966		Cato Corp (Class A)	14
3,531	*	Chico's FAS, Inc	17
389	*	Children's Place, Inc	19
293	*	Citi Trends, Inc	9
708	*	Conn's, Inc	11

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
764	*	Container Store Group, Inc	$6
1,606	*	Designer Brands, Inc	22
1,961	e	Dick's Sporting Goods, Inc	196
165	e	Dillard's, Inc (Class A)	44
6,794		Dollar General Corp	1,513
6,337	*	Dollar Tree, Inc	1,015
4,199	*	DoorDash, Inc	492
404	*	Duluth Holdings, Inc	5
18,055		eBay, Inc	1,034
3,799	*	Etsy, Inc	472
1,723	*	Five Below, Inc	273
2,980	*	Floor & Decor Holdings, Inc	241
1,965		Foot Locker, Inc	58
748		Franchise Group, Inc	31
576	*	Funko, Inc	10
1,889	*,e	GameStop Corp (Class A)	315
5,772		Gap, Inc	81
365	*	Genesco, Inc	23
4,217		Genuine Parts Co	531
437		Group 1 Automotive, Inc	73
658	*,e	Groupon, Inc	13
1,619	*,e	GrowGeneration Corp	15
1,358	e	Guess?, Inc	30
715		Haverty Furniture Cos, Inc	20
547		Hibbett Sports, Inc	24
30,258		Home Depot, Inc	9,057
378	*,e	Kirkland's, Inc	4
4,144		Kohl's Corp	251
487	*	Lands' End, Inc	8
3,129	*	Leslie's, Inc	61
1,143	*	Liquidity Services, Inc	20
845		Lithia Motors, Inc (Class A)	254
7,712		LKQ Corp	350
19,575		Lowe's Companies, Inc	3,958
1,099	*	Lumber Liquidators, Inc	15
9,238		Macy's, Inc	225
530	*	MarineMax, Inc	21
556		Monro Muffler, Inc	25
660		Murphy USA, Inc	132
2,416	*	National Vision Holdings, Inc	105
3,550		Nordstrom, Inc	96
550	*	ODP Corp	25
1,867	*	Ollie's Bargain Outlet Holdings, Inc	80
266		OneWater Marine, Inc	9
1,943	*	O'Reilly Automotive, Inc	1,331
1,209	*	Overstock.com, Inc	53
3,210	*	Party City Holdco, Inc	12
633		Penske Auto Group, Inc	59
1,980	*	Petco Health & Wellness Co, Inc	39
765	e	PetMed Express, Inc	20
1,111		Pool Corp	470
2,148	*	Porch Group, Inc	15
2,851	*	Quotient Technology, Inc	18
11,732		Qurate Retail Group, Inc QVC Group	56
2,401	*	RealReal, Inc	17
1,859		Rent-A-Center, Inc	47
1,063	*	Revolve Group, Inc	57
507	*	RH	165
10,330		Ross Stores, Inc	934
2,402	*	Sally Beauty Holdings, Inc	38
1,741	*,e	Shift Technologies, Inc	4
646		Shoe Carnival, Inc	19
719		Shutterstock, Inc	67
1,526		Signet Jewelers Ltd	111

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
760	*	Sleep Number Corp	$39
479		Sonic Automotive, Inc (Class A)	20
1,434	*	Sportsman's Warehouse Holdings, Inc	15
1,770	*	Stitch Fix Inc	18
14,012		Target Corp	2,974
432		Tilly's, Inc	4
34,780		TJX Companies, Inc	2,107
3,398		Tractor Supply Co	793
311	*	TravelCenters of America, Inc	13
1,485	*	Ulta Beauty, Inc	591
1,483	*	Urban Outfitters, Inc	37
1,611	*	Victoria's Secret & Co	83
3,453	*	Vroom, Inc	9
2,108	*,e	Wayfair, Inc	234
2,055		Williams-Sonoma, Inc	298
94		Winmark Corp	21
143	*,e	Xometry, Inc	5
686	*	Zumiez, Inc	26
		TOTAL RETAILING	77,361
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
47,089	*	Advanced Micro Devices, Inc	5,149
1,144	*	Allegro MicroSystems, Inc	33
844	*	Alpha & Omega Semiconductor Ltd	46
1,114	*	Ambarella, Inc	117
3,306		Amkor Technology, Inc	72
15,512		Analog Devices, Inc	2,562
25,894		Applied Materials, Inc	3,413
534	*,e	Atomera, Inc	7
1,183	*	Axcelis Technologies, Inc	89
1,452	*	AXT, Inc	10
11,632		Broadcom, Inc	7,324
1,968		Brooks Automation, Inc	163
839	*	Ceva, Inc	34
1,810	*	Cirrus Logic, Inc	153
685		CMC Materials, Inc	127
1,495	*	Cohu, Inc	44
1,498	*	Diodes, Inc	130
3,799	*	Enphase Energy, Inc	767
3,887		Entegris, Inc	510
3,071	*	First Solar, Inc	257
2,731	*	Formfactor, Inc	115
1,289	*	GLOBALFOUNDRIES, Inc	80
660	*	Ichor Holdings Ltd	24
705	*	Impinj, Inc	45
116,604		Intel Corp	5,779
4,316		KLA Corp	1,580
2,261	*,e	Kopin Corp	6
1,679		Kulicke & Soffa Industries, Inc	94
4,074		Lam Research Corp	2,190
3,496	*	Lattice Semiconductor Corp	213
1,568	*	MACOM Technology Solutions Holdings, Inc	94
24,226		Marvell Technology, Inc	1,737
2,280	*	MaxLinear, Inc	133
6,233	*,e	Meta Materials, Inc	10
15,540		Microchip Technology, Inc	1,168
32,432		Micron Technology, Inc	2,526
1,516		MKS Instruments, Inc	227
1,283		Monolithic Power Systems, Inc	623
1,215	*	Nanometrics, Inc	106
1,216	*	NeoPhotonics Corp Ltd	19
192		NVE Corp	10
69,010		NVIDIA Corp	18,830
7,483		NXP Semiconductors NV	1,385

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
11,989	*	ON Semiconductor Corp	$751
1,181	*	PDF Solutions, Inc	33
2,139	*	Photronics, Inc	36
2,006		Power Integrations, Inc	186
3,026	*	Qorvo, Inc	376
32,485		QUALCOMM, Inc	4,964
3,556	*	Rambus, Inc	113
2,180	*	Semtech Corp	151
1,285	*	Silicon Laboratories, Inc	193
363	*	SiTime Corp	90
4,788		Skyworks Solutions, Inc	638
504	*	SMART Global Holdings, Inc	13
2,299	*,e	SunPower Corp	49
1,111	*	Synaptics, Inc	222
4,584		Teradyne, Inc	542
26,569		Texas Instruments, Inc	4,875
1,266	*	Ultra Clean Holdings	54
1,348		Universal Display Corp	225
1,833	*	Veeco Instruments, Inc	50
3,166	*	Wolfspeed Inc	361
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	71,923
SOFTWARE & SERVICES - 13.7%
3,462	*	8x8, Inc	44
1,883		A10 Networks, Inc	26
18,277		Accenture plc	6,164
3,799	*	ACI Worldwide, Inc	120
13,662	*	Adobe, Inc	6,225
675	*	Agilysys, Inc	27
4,545	*	Akamai Technologies, Inc	543
1,443	*	Alarm.com Holdings, Inc	96
785	*	Alkami Technology, Inc	11
1,461		Alliance Data Systems Corp	82
1,317	*	Altair Engineering, Inc	85
1,733	*	Alteryx, Inc	124
3,812		Amdocs Ltd	313
1,091		American Software, Inc (Class A)	23
4,257	*	Anaplan, Inc	277
2,493	*	Ansys, Inc	792
538	*	Appfolio, Inc	61
1,178	*	Appian Corp	72
2,178	*	Asana, Inc	87
1,773	*	Aspen Technology, Inc	293
3,942	*	Atlassian Corp plc	1,158
6,367	*	Autodesk, Inc	1,365
12,306		Automatic Data Processing, Inc	2,800
2,529	*	Avalara, Inc	252
2,583	*	Avaya Holdings Corp	33
627	*	AvidXchange Holdings, Inc	5
1,139	*	Benefitfocus, Inc	14
4,002		Bentley Systems, Inc	177
1,347	*	BigCommerce Holdings, Inc	29
2,689	*	Bill.Com Holdings, Inc	610
4,272	*	Black Knight, Inc	248
1,603	*	Blackbaud, Inc	96
1,613	*	Blackline, Inc	118
13,985	*	Block, Inc	1,896
887	*	Bottomline Technologies, Inc	50
3,187	*	Box, Inc	93
1,247	*	Brightcove, Inc	10
3,315		Broadridge Financial Solutions, Inc	516
1,203	*	BTRS Holdings, Inc	9
1,740	*,e	C3.ai, Inc	39
7,803	*	Cadence Design Systems, Inc	1,283

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
1,535	*	Cantaloupe, Inc	$10
576		Cass Information Systems, Inc	21
4,074		CDK Global, Inc	198
1,164	*	Cerence Inc	42
3,791	*	Ceridian HCM Holding, Inc	259
921	*	ChannelAdvisor Corp	15
3,724		Citrix Systems, Inc	376
2,700	*,e	Cleanspark, Inc	33
7,554	*	Cloudflare, Inc	904
14,977		Cognizant Technology Solutions Corp (Class A)	1,343
1,426	*	Commvault Systems, Inc	95
1,240		Concentrix Corp	207
5,536	*	Conduent, Inc	29
415	*	Consensus Cloud Solutions, Inc	25
236	*	Couchbase, Inc	4
2,169	*	Coupa Software, Inc	220
5,576	*	Crowdstrike Holdings, Inc	1,266
303	*	CS Disco, Inc	10
1,299		CSG Systems International, Inc	83
7,206	*	Datadog, Inc	1,091
659	*	Datto Holding Corp	18
574	*,e	Digimarc Corp	15
2,598	*	Digital Turbine, Inc	114
1,318	*	DigitalOcean Holdings, Inc	76
5,594	*	DocuSign, Inc	599
1,762		Dolby Laboratories, Inc (Class A)	138
816	*	Domo, Inc	41
1,439	*	DoubleVerify Holdings, Inc	36
8,905	*	Dropbox, Inc	207
2,214	*	Duck Creek Technologies, Inc	49
6,709	*	DXC Technology Co	219
5,589	*	Dynatrace, Inc	263
4,211	*,e	E2open Parent Holdings, Inc	37
927		Ebix, Inc	31
648	*	eGain Corp	7
2,086	*	Elastic NV	186
553	*	Enfusion, Inc	7
1,657	*	Envestnet, Inc	123
1,576	*	EPAM Systems, Inc	467
1,608	*	Euronet Worldwide, Inc	209
1,144	*	Everbridge, Inc	50
2,107		EVERTEC, Inc	86
1,204	*	Evo Payments, Inc	28
1,084	*	ExlService Holdings, Inc	155
773	*	Fair Isaac Corp	361
3,179	*	Fastly, Inc	55
17,727		Fidelity National Information Services, Inc	1,780
6,880	*	FireEye, Inc	153
17,185	*	Fiserv, Inc	1,743
2,029	*	Five9, Inc	224
2,347	*	FleetCor Technologies, Inc	585
1,731	*	Flywire Corp	53
3,875	*	Fortinet, Inc	1,324
2,310	*	Gartner, Inc	687
5,012		Genpact Ltd	218
8,403		Global Payments, Inc	1,150
1,180	*	Globant S.A.	309
4,736	*	GoDaddy, Inc	396
500	*,e	GreenBox POS	2
1,087	*	Grid Dynamics Holdings, Inc	15
898	*	GTY Technology Holdings Inc	3
2,614	*	Guidewire Software, Inc	247
1,077		Hackett Group, Inc	25
1,283	*	HubSpot, Inc	609

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
351	*	I3 Verticals, Inc	$10
845	*	Informatica, Inc	17
224	*	Intapp, Inc	5
385	*,e	Intelligent Systems Corp	11
1,057		InterDigital, Inc	67
25,833		International Business Machines Corp	3,359
677	*	International Money Express Inc	14
7,689		Intuit, Inc	3,697
2,050		Jack Henry & Associates, Inc	404
1,514	*	Jamf Holding Corp	53
1,486	*	JFrog Ltd	40
5,240	*	Kyndryl Holdings, Inc	69
3,363	*	Limelight Networks, Inc	18
2,024	*	Liveperson, Inc	49
1,949	*	LiveRamp Holdings, Inc	73
1,818	*	Manhattan Associates, Inc	252
2,859	*,e	Marathon Digital Holdings, Inc	80
24,993		Mastercard, Inc (Class A)	8,932
2,080		MAXIMUS, Inc	156
217,709		Microsoft Corp	67,122
235	*,e	MicroStrategy, Inc (Class A)	114
1,779	*	Mimecast Ltd	142
1,253	*	Mitek Systems, Inc	18
844	*	Model N, Inc	23
1,840	*	MoneyGram International, Inc	19
1,807	*	MongoDB, Inc	802
829	*	N-Able, Inc	8
1,586	*	nCino OpCo, Inc	65
3,958	*	NCR Corp	159
1,631	*	New Relic, Inc	109
15,719		NortonLifelock, Inc	417
5,847	*	Nutanix, Inc	157
3,715	*	Okta, Inc	561
678	*	ON24, Inc	9
1,227	*	OneSpan, Inc	18
46,749		Oracle Corp	3,868
2,372	*	Pagerduty, Inc	81
47,856	*	Palantir Technologies, Inc	657
2,741	*	Palo Alto Networks, Inc	1,706
1,831	*	Paya Holdings, Inc	11
9,303		Paychex, Inc	1,270
1,447	*	Paycom Software, Inc	501
366	*	Paycor HCM, Inc	11
1,125	*	Paylocity Holding Corp	231
33,899	*	PayPal Holdings, Inc	3,920
19,121	*	Paysafe Ltd	65
1,117		Pegasystems, Inc	90
742	*	Perficient, Inc	82
1,099	*	Ping Identity Holding Corp	30
1,687	*	Procore Technologies, Inc	98
1,606		Progress Software Corp	76
1,099	*	PROS Holdings, Inc	37
3,193	*	PTC, Inc	344
1,569	*	Q2 Holdings, Inc	97
1,112	*	Qualys, Inc	158
1,424	*,e	Rackspace Technology, Inc	16
1,695	*	Rapid7, Inc	189
871	*,e	Rekor Systems, Inc	4
2,014	*	Repay Holdings Corp	30
992	*	Rimini Street, Inc	6
2,462	*	RingCentral, Inc	289
1,390	*,e	Riot Blockchain, Inc	29
10,188	*	Sabre Corp	116
2,791	*	SailPoint Technologies Holding, Inc	143

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
26,990	*	salesforce.com, Inc	$5,731
766		Sapiens International Corp NV	19
257	*	SecureWorks Corp	3
5,689	*	ServiceNow, Inc	3,168
1,262	*	Shift4 Payments, Inc	78
356	*	ShotSpotter, Inc	10
3,616	*	Smartsheet, Inc	198
991	*	Smith Micro Software, Inc	4
5,828	*	Snowflake, Inc	1,335
829		SolarWinds Corp	11
4,789	*	Splunk, Inc	712
1,316	*	Sprout Social, Inc	105
1,231	*	SPS Commerce, Inc	161
6,533		SS&C Technologies Holdings, Inc	490
6,560	*	StoneCo Ltd	77
2,378	*	Sumo Logic, Inc	28
3,818	*	SVMK, Inc	62
2,934		Switch, Inc	90
4,289	*	Synopsys, Inc	1,429
1,087	*	Telos Corp	11
2,588	*	Tenable Holdings, Inc	150
2,623	*	Teradata Corp	129
12,462	*	Trade Desk, Inc	863
541		TTEC Holdings, Inc	45
349	*,e	Tucows, Inc	24
926	*	Turing Holding Corp	19
4,865	*	Twilio, Inc	802
1,206	*	Tyler Technologies, Inc	537
2,160	*	Unisys Corp	47
4,411	*	Unity Software, Inc	438
660	*	Upland Software, Inc	12
3,084	*	Varonis Systems, Inc	147
1,365	*	Verint Systems, Inc	71
2,825	*	VeriSign, Inc	628
765	*,e	Veritone, Inc	14
3,457	*	Verra Mobility Corp	56
305	*	Viant Technology, Inc	2
2,063	*,e	VirnetX Holding Corp	3
48,049		Visa, Inc (Class A)	10,656
6,402		VMware, Inc (Class A)	729
5,879	*	Vonage Holdings Corp	119
12,300		Western Union Co	230
1,409	*	WEX, Inc	251
1,594	*	Wix.com Ltd	166
5,472	*	Workday, Inc	1,310
1,221	*	Workiva, Inc	144
3,338		Xperi Holding Corp	58
2,990	*	Yext, Inc	21
3,363	*	Zendesk, Inc	405
6,358	*	Zoom Video Communications, Inc	745
2,300	*	Zscaler, Inc	555
2,992	*	Zuora Inc	45
		TOTAL SOFTWARE & SERVICES	179,944
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
3,738	*	3D Systems Corp	62
168	*	908 Devices, Inc	3
1,592		Adtran, Inc	29
1,075		Advanced Energy Industries, Inc	93
1,335	*,e	Aeva Technologies, Inc	6
899	*,e	Akoustis Technologies, Inc	6
16,436		Amphenol Corp (Class A)	1,238
445,974	d	Apple, Inc	77,872
6,772	*	Arista Networks, Inc	941

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
2,522	*	Arlo Technologies, Inc	$22
2,165	*	Arrow Electronics, Inc	257
223	*	Aviat Networks, Inc	7
1,182	*	Avid Technology, Inc	41
3,237		Avnet, Inc	131
997		Badger Meter, Inc	99
1,442		Belden CDT, Inc	80
1,361		Benchmark Electronics, Inc	34
1,369	*	CalAmp Corp	10
1,720	*	Calix, Inc	74
235	*	Cambium Networks Corp	6
176	*	Casa Systems, Inc	1
4,023		CDW Corp	720
4,195	*	Ciena Corp	254
121,635		Cisco Systems, Inc	6,782
522	*	Clearfield, Inc	34
4,963		Cognex Corp	383
601	*	Coherent, Inc	164
6,058	*	CommScope Holding Co, Inc	48
784		Comtech Telecommunications Corp	12
21,786		Corning, Inc	804
716	*,e	Corsair Gaming, Inc	15
1,256		CTS Corp	44
48	*	Daktronics, Inc	0^
7,655	*	Dell Technologies, Inc	384
2,310	*	Diebold, Inc	16
1,019	*	Digi International, Inc	22
369	*	DZS, Inc	5
1,285	*,e	Eastman Kodak Co	8
728	*	EMCORE Corp	3
1,036	*	ePlus, Inc	58
4,038	*	Extreme Networks, Inc	49
1,751	*	F5 Networks, Inc	366
1,106	*	Fabrinet	116
655	*	FARO Technologies, Inc	34
3,142	*	Harmonic, Inc	29
37,488		Hewlett Packard Enterprise Co	626
31,428		HP, Inc	1,141
447	*	Identiv, Inc	7
2,990	*	II-VI, Inc	217
5,792	*	Infinera Corp	50
2,359	*	Inseego Corp	10
1,044	*	Insight Enterprises, Inc	112
1,022	*	IPG Photonics Corp	112
944	*	Iteris, Inc	3
1,329	*	Itron, Inc	70
4,143		Jabil Inc	256
8,971		Juniper Networks, Inc	333
5,155	*	Keysight Technologies, Inc	814
1,038	*	Kimball Electronics, Inc	21
3,025	*	Knowles Corp	65
758	*	KVH Industries, Inc	7
774		Littelfuse, Inc	193
1,893	*	Lumentum Holdings, Inc	185
1,398		Methode Electronics, Inc	60
4,688	*,e	Microvision, Inc	22
4,842		Motorola Solutions, Inc	1,173
856	*	Napco Security Technologies, Inc	18
4,043		National Instruments Corp	164
6,356		NetApp, Inc	528
962	*	Netgear, Inc	24
2,211	*	Netscout Systems, Inc	71
1,072	*	nLight, Inc	19
1,149	*	Novanta, Inc	163

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
673	*	OSI Systems, Inc	$57
387	*,e	Ouster, Inc	2
675	*,e	PAR Technology Corp	27
430		PC Connection, Inc	23
1,066	*	Plantronics, Inc	42
884	*	Plexus Corp	72
8,066	*	Pure Storage, Inc	285
1,278	*	Quantum Corp	3
2,205	*	Ribbon Communications, Inc	7
455	*	Rogers Corp	124
2,051	*	Sanmina Corp	83
958	*	Scansource, Inc	33
1,358	*	Super Micro Computer, Inc	52
1,240		SYNNEX Corp	128
1,324	*	Teledyne Technologies, Inc	626
7,384	*	Trimble Inc	533
3,576	*	TTM Technologies, Inc	53
379	*	Turtle Beach Corp	8
210	e	Ubiquiti, Inc	61
1,943	*	Velodyne Lidar, Inc	5
1,951	*	Viasat, Inc	95
7,253	*	Viavi Solutions, Inc	117
4,516		Vishay Intertechnology, Inc	89
398	*	Vishay Precision Group, Inc	13
4,816		Vontier Corp	122
9,024	*	Western Digital Corp	448
2,578		Xerox Holdings Corp	52
1,533	*	Zebra Technologies Corp (Class A)	634
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	101,620
TELECOMMUNICATION SERVICES - 1.1%
410	*	Anterix, Inc	24
207,036		AT&T, Inc	4,892
373		ATN International, Inc	15
669	*	Bandwidth Inc	22
1,375		Cogent Communications Group, Inc	91
2,586	*	Consolidated Communications Holdings, Inc	15
1,375	*	EchoStar Corp (Class A)	34
18,045	*,e	Globalstar, Inc	27
2,248	*,e	Gogo, Inc	43
521	*	IDT Corp (Class B)	18
3,657	*	Iridium Communications, Inc	147
1,581	*	Liberty Latin America Ltd (Class A)	15
5,022	*	Liberty Latin America Ltd (Class C)	48
30,679		Lumen Technologies, Inc	346
661	*	Ooma, Inc	10
1,013	*	Radius Global Infrastructure, Inc	14
1,811		Shenandoah Telecom Co	43
2,915		Telephone & Data Systems, Inc	55
190	*,e	Telesat Corp	3
17,140	*	T-Mobile US, Inc	2,200
444	*	US Cellular Corp	13
120,713		Verizon Communications, Inc	6,149
		TOTAL TELECOMMUNICATION SERVICES	14,224
TRANSPORTATION - 1.9%
2,138	*	Air Transport Services Group, Inc	71
3,317	*	Alaska Air Group, Inc	192
393	*	Allegiant Travel Co	64
269		Amerco, Inc	161
19,189	*,e	American Airlines Group, Inc	350
719		ArcBest Corp	58
798	*	Atlas Air Worldwide Holdings, Inc	69
1,095	*	Avis Budget Group, Inc	288

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
3,702		CH Robinson Worldwide, Inc	$399
1,029	*	Copa Holdings S.A. (Class A)	86
1,032		Costamare, Inc	18
452		Covenant Transportation Group, Inc	10
63,294		CSX Corp	2,370
763	*	Daseke, Inc	8
19,031	*	Delta Air Lines, Inc	753
219		Eagle Bulk Shipping, Inc	15
4,797		Expeditors International of Washington, Inc	495
7,044		FedEx Corp	1,630
902		Forward Air Corp	88
349	*	Frontier Group Holdings, Inc	4
791		Genco Shipping & Trading Ltd	19
2,690	*	GXO Logistics, Inc	192
1,420	*	Hawaiian Holdings, Inc	28
1,188		Heartland Express, Inc	17
1,111	*	Hub Group, Inc (Class A)	86
526	*	HyreCar, Inc	1
2,448		JB Hunt Transport Services, Inc	491
9,060	*	JetBlue Airways Corp	135
1,943	*	Kirby Corp	140
4,439		Knight-Swift Transportation Holdings, Inc	224
990		Landstar System, Inc	149
8,428	*	Lyft, Inc (Class A)	324
2,242		Marten Transport Ltd	40
1,000		Matson, Inc	121
982	*	Mesa Air Group, Inc	4
7,078		Norfolk Southern Corp	2,019
2,984		Old Dominion Freight Line	891
1,449	*	Radiant Logistics, Inc	9
1,181		Ryder System, Inc	94
1,798		Safe Bulkers, Inc	8
741	*	Saia, Inc	181
1,714		Schneider National, Inc	44
1,416	*	Skywest, Inc	41
17,192	*	Southwest Airlines Co	787
2,785	*	Spirit Airlines, Inc	61
295	*	Sun Country Airlines Holdings, Inc	8
3,773	*	TuSimple Holdings, Inc	46
46,523	*	Uber Technologies, Inc	1,660
18,538		Union Pacific Corp	5,065
9,516	*	United Airlines Holdings Inc	441
20,838		United Parcel Service, Inc (Class B)	4,469
200		Universal Logistics Holdings Inc	4
550	*	US Xpress Enterprises, Inc	2
1,875		Werner Enterprises, Inc	77
2,690	*	XPO Logistics, Inc	196
1,505	*	Yellow Corp	10
		TOTAL TRANSPORTATION	25,213
UTILITIES - 2.7%
20,249		AES Corp	521
1,489		Allete, Inc	100
7,174		Alliant Energy Corp	448
7,109		Ameren Corp	667
14,600		American Electric Power Co, Inc	1,457
773		American States Water Co	69
5,330		American Water Works Co, Inc	882
366		Artesian Resources Corp	18
3,472		Atmos Energy Corp	415
1,521		Avangrid, Inc	71
1,250		Avista Corp	56
1,598		Black Hills Corp	123
1,421	e	Brookfield Infrastructure Corp	107

TIAA Separate Account VA-1 - Stock Index Account

			VALUE
SHARES		COMPANY	(000)
3,901		Brookfield Renewable Corp	$171
812	*	Cadiz, Inc	2
1,070		California Water Service Group	63
16,687		Centerpoint Energy, Inc	511
640		Chesapeake Utilities Corp	88
1,290		Clearway Energy, Inc (Class A)	43
2,243		Clearway Energy, Inc (Class C)	82
8,591		CMS Energy Corp	601
10,404		Consolidated Edison, Inc	985
9,415		Constellation Energy Corp	530
23,439		Dominion Energy, Inc	1,992
5,482		DTE Energy Co	725
22,607		Duke Energy Corp	2,524
10,947		Edison International	767
6,196		Entergy Corp	723
6,923		Essential Utilities Inc	354
6,427		Evergy, Inc	439
10,064		Eversource Energy	888
28,246		Exelon Corp	1,345
16,097		FirstEnergy Corp	738
349		Global Water Resources, Inc	6
2,788		Hawaiian Electric Industries, Inc	118
1,455		Idacorp, Inc	168
899		MGE Energy, Inc	72
644		Middlesex Water Co	68
2,568		National Fuel Gas Co	176
2,338		New Jersey Resources Corp	107
56,561		NextEra Energy, Inc	4,791
12,354		NiSource, Inc	393
1,124		Northwest Natural Holding Co	58
1,255		NorthWestern Corp	76
6,994		NRG Energy, Inc	268
5,229		OGE Energy Corp	213
1,679		ONE Gas, Inc	148
1,235		Ormat Technologies, Inc	101
920		Otter Tail Corp	58
56,774	*,b	PG&E Corp	678
2,714		Pinnacle West Capital Corp	212
1,597		PNM Resources, Inc	76
2,243		Portland General Electric Co	124
22,135		PPL Corp	632
14,678		Public Service Enterprise Group, Inc	1,027
626	*	Pure Cycle Corp	8
9,233		Sempra Energy	1,552
678		SJW Corp	47
3,054		South Jersey Industries, Inc	106
30,470		Southern Co	2,209
1,379		Southwest Gas Holdings Inc	108
1,343		Spire, Inc	96
2,548	*	Sunnova Energy International, Inc	59
6,929		UGI Corp	251
534		Unitil Corp	27
431		Via Renewables, Inc	4
13,378		Vistra Energy Corp	311
9,249		WEC Energy Group, Inc	923
15,399		Xcel Energy, Inc	1,111
490		York Water Co	22
		TOTAL UTILITIES	34,909
		TOTAL COMMON STOCKS	1,300,116
		(Cost $383,159)

TIAA Separate Account VA-1 - Stock Index Account

			EXPIRATION	VALUE
SHARES		COMPANY	DATE	(000)
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
95	e	Nabors Industries Ltd	06/11/26	$2
		TOTAL ENERGY		2
MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc		0
		TOTAL MEDIA & ENTERTAINMENT		0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc		0
390	†	Tobira Therapeutics, Inc		0^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		0^
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,278		Quantum Corp	05/15/22	0^
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		0^
		TOTAL RIGHTS/WARRANTS		2
		(Cost $0)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.7%
$9,386,000	Federal Home Loan Bank (FHLB)	0.000%	04/01/22	9,386
	TOTAL GOVERNMENT AGENCY DEBT			9,386

SHARESCOMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%

3,900,888 c State Street Navigator Securities Lending Government Money Market Portfolio0.290

TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

TOTAL SHORT-TERM INVESTMENTS (Cost $13,287)

TOTAL INVESTMENTS - 100.2% (Cost $396,446)

OTHER ASSETS & LIABILITIES, NET - (0.2)%

NET ASSETS - 100.0%

REIT	Real Estate Investment Trust

^Amount represents less than $1,000. * Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy. b In bankruptcy

c Investments made with cash collateral received from securities on loan.

d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts. e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,440,746.

Cost amounts are in thousands.

3,901

3,901

13,287

1,313,405

(3,196)

$1,310,209

Futures contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
S&P 500 E Mini Index	35	06/17/22	$7,466	$7,929	$463

TIAA Separate Account VA-1 - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•

•

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Account’s investments as of March 31, 2022, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock Index
Common stocks	$1,300,100	$1	$15	$1,300,116
Rights/Warrants	2	—	—	2
Short-term investments	3,901	9,386	—	13,287
Futures contracts**	463	—	—	463
Total	$1,304,466	$9,387	$15	$1,313,868
** Derivative instruments are not reflected in the	market value of portfolio investments.

A10943-B (5/22)